UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: August 1, 2010 — January 31, 2011

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Semiannual report 1|31|11

A world of investing.℠

Putnam Investments

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Semiannual report
1 | 31 | 11

Message from the Trustees	1

About the funds	2

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	19

Terms and definitions	23

Other information for shareholders	24

Financial statements	25

Message from the Trustees

Dear Fellow Shareholder:

The U.S. economy and most economies around the world have continued to strengthen in early 2011, building on last year’s solid growth. The U.S. stock market added gains, delivering one of the best January returns in several years. Investors are encouraged by positive economic data, healthy corporate earnings, extended tax cuts, and historically low interest rates. Bond markets remain mixed, however, as U.S. Treasury yields have risen from their historic lows and investors have sought returns in riskier asset classes.

Putnam’s investment team maintains a positive outlook for U.S. equities in 2011, encouraged by steadily improving conditions in both the economy and in corporate America. The global outlook is less certain, with ongoing European debt issues, signs of inflation in emerging markets, and recent political uprisings in Egypt and other countries. While these global developments may well lead to future market volatility, we also believe that an active, research-focused manager like Putnam can uncover opportunities for shareholders in this environment.

In developments affecting oversight of your fund, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the funds

Offering one-step diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to diversify and monitor your retirement investments. Putnam RetirementReady Funds can ease that challenge for you. The funds provide one-step diversification and automatically shift allocations to reduce risk over time.

Each fund invests in a combination of Putnam portfolios to provide you with exposure to a variety of asset classes and investment styles. A fund’s target date corresponds to the year you expect to begin withdrawing assets — which is typically in retirement. Investment allocations are more aggressive when the target date is far off and gradually become more conservative as this date draws closer.

In 2009, Putnam Absolute Return Funds were added to the portfolios, with the goal of reducing volatility even further. These funds represent a significant portion of the Putnam RetirementReady Maturity Fund, which is designed for investors who are at or near retirement. The principal value of the funds is not guaranteed at any time, including the target date.

While diversification can help protect your returns from excessive volatility, you can still lose money. However, a Putnam RetirementReady Fund offers diversification and professional management while you pursue maximum returns and a level of risk you are comfortable with.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Our allocation of assets among permitted asset categories may hurt performance. The fund may invest in a money market fund for cash management. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Performance snapshot

Average annual total return (%) comparison as of 1/31/11*

Fund returns for class A shares before sales charges

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

	NAV	NAV	NAV	NAV	NAV

Life of fund**	7.24%†	3.65%	4.14%	4.27%	4.24%

5 years	—	0.90	1.08	1.31	1.48

3 years	—	–0.07	0.11	0.49	0.75

1 year	—	19.60	19.28	18.84	17.97

6 months†	—	14.97	14.68	14.33	13.57

	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Maturity Fund

	NAV	NAV	NAV	NAV	NAV

Life of fund**	4.20%	3.98%	3.49%	3.00%	2.72%

5 years	1.62	1.56	1.39	1.30	2.16

3 years	0.89	0.66	0.49	0.18	1.65

1 year	16.46	14.16	11.62	8.80	5.87

6 months†	12.18	10.23	8.15	6.05	3.95

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 11–18 for additional performance information. For a portion of the periods, these funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Prior to 8/28/09, the funds’ assets were allocated among a different set of underlying Putnam funds. Please see the funds’ prospectus for details.

** With the exception of Putnam RetirementReady 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively), the inception date of all share classes of RetirementReady Funds is 11/1/04.

† Returns for the six-month period and for the life-of-fund period for the 2055 Fund are not annualized, but cumulative.

Interview with your fund’s portfolio manager

Jeffrey Knight

The global recovery seems to be gaining strength, and confidence has returned to the markets. What contributed to the change in investor sentiment during the period?

After weighing the evidence for most of 2010, investors during the fourth quarter delivered their verdict that the global economy had indeed recovered from the financial panic and Great Recession of 2008 and 2009. Most telling was that these gains occurred alongside intensifying concern over sovereign debt issues in Europe.

Earlier in 2010, concerns over European sovereign defaults sufficed to bring about corrections across the spectrum of risky assets, as investors fretted that a default could trigger a relapse into rolling failures of financial institutions. More recently, however, investors appear to have concluded that while sovereign risks remain, they are less of an immediate threat to the overall global economy than the bad debt issues of 2008.

How did the portfolios perform in this environment?

During the six months ended January 31, 2011, the portfolios achieved attractive returns, helped significantly by their global asset class diversification. Risky assets such as equities, high-yield bonds, and commodities posted the greatest gains. However, since a strengthening economy is typically not a favorable environment for conservative fixed-income securities, assets such as government and investment-grade bonds lagged.

What fueled the equity markets’ robust gains during the period?

The rally in global equities was volatile but ultimately rewarding, with the developed markets of the United States and Europe

This chart shows the performance of broad market indexes for the six months ended 1/31/11. See pages 4 and 11–18 for fund performance information. Index descriptions can be found on page 23.

outperforming emerging markets. U.S stocks rallied in response to a series of positive developments. Almost overnight, investors became aware that corporate America appears to be in strong financial shape, having aggressively managed inventories, pared back costs, and refinanced debt at historically low interest rates. Furthermore, in early November, with the economic recovery somewhat tepid, the Federal Reserve [the Fed] announced a second round of quantitative easing — dubbed “QE2” — to stimulate the lending markets and spur investment in riskier assets. The program committed an additional $600 billion to U.S. Treasury purchases through the end of June 2011, in addition to the nearly $2.5 trillion in outlays that made up the Fed’s first round of easing.

U.S. equities received an additional boost in mid December thanks to stronger economic growth and optimism surrounding the federal government’s compromise to extend the prevailing tax rates. The agreement keeps most income and payroll taxes at or below existing levels for two years, resolving investors’ uncertainty and avoiding tax increases that might have stalled the economic recovery.

These stimulus efforts helped to calm investor fears and raised short-term expectations for U.S. growth despite offsetting variables, such as high unemployment and a weak housing market. The U.S. stock market, as measured by the S&P 500 Index, climbed 17.93% for the six months ended January 31, 2011. During the period, U.S. growth stocks outperformed U.S. value stocks, and small-, mid-, and large-cap stocks all delivered strong double-digit gains.

European equities continued to move up on the back of a continued recovery in corporate earnings and attractive valuations despite numerous risks. Furthermore, the European economy is showing signs of recovery in response to concrete evidence of fiscal structuring and a highly accommodative monetary policy. However, the recovery has been lopsided, with northern European economies such as Germany displaying relative strength as the euro’s weakness has supported export activity, and consumption has improved due to robust employment.

This progress was somewhat offset by deterioration in peripheral economies such as Greece, Ireland, Portugal, and Spain, where concerns about unemployment and the announcement of austerity measures have depressed consumer sentiment and economic activity in general. The European Central Bank [ECB] held rates steady at 1% throughout the period. ECB monetary policy is likely to remain loose for some time as the central bank strives to ensure that the nascent recovery continues. For the reporting period, the MSCI Europe Index rose 16.12% in U.S. dollar terms.

Investment flows into emerging markets stalled as signs of inflation, particularly in food prices, appeared across many markets. Equity returns of flagship countries Brazil and China lagged, as investors feared that policy efforts to contain inflationary pressures in those countries might chill economic growth. The MSCI Emerging Markets Index still rose 13.78% in U.S. dollar terms.

Could you provide some overview of the fixed-income markets?

Of all the market trends we observed during the period, one of the most significant was the sharp increase in U.S. government bond yields. The yields on 10-year U.S. Treasury bonds, for example, surged from a low of 2.38% on October 7 to more than 3.50% by mid December, an increase of almost 50% in a matter of 11 weeks. This surge not only created investment losses for holders of Treasuries and mortgage-backed securities among other fixed-income sectors, but it also reversed the surprising rally in Treasury yields that took place during the third quarter of 2010. This trend was echoed around the globe.

While we do not believe that the pace of rising yields can continue like this in the face of quantitative easing by the Fed and low inflation, the change in direction of yields has numerous implications. First, over the past year, investor appetite for bonds has been insatiable given the economic uncertainty. With losses suddenly replacing gains for these investments, however, the prospect of changing investor preference could result in these flows reversing, creating elevated volatility across interest-rate-sensitive bond markets.

Second, the unusual opportunities that we saw in 2010, resulting from a relative value anomaly between stocks and bonds, are no longer as compelling. The combination of sharp gains in stocks and sharply higher yields has restored a more normal relationship between the cost of equity and the cost of debt. Overall, we think this surge in bond yields will serve as a wake-up call to investors to look beyond traditional, duration-based strategies in fixed income and to explore other opportunities that do not depend so heavily upon a declining rate environment to generate returns.

With so many cross currents in global markets, you must be finding attractive investment opportunities.

Absolutely. The global scope of the 2008 financial crisis created an exaggerated impression of connectedness across the world’s economies. The fact is, countries around the world face different conditions most of the time, and they surely do as 2011 begins. For example, while inflation remains low in most of the developed world, and deflation remains a risk, many countries in the emerging world face stubbornly high inflation, especially India, Russia, and China. Some central banks are fighting deflation while others are fighting inflation, and this creates those cross currents in the financial markets that we believe create profit opportunities.

Do you think the financial markets will maintain their solid footing for the rest of 2011?

While market direction is notoriously difficult to predict over the short term, medium-term gains would be highly consistent with a robust corporate sector, policy stimulus, and falling unemployment. Mounting evidence suggests that the global economy is growing nicely, and this growth spans both developed and emerging markets. Fourth-quarter economic growth in 2010 was stronger than originally expected, and leading indicators are pointing up around the world.

Second, with bad debt from the financial crisis now largely in the hands of governments, the process of confronting the debt can take place in a more orderly fashion. Losses still exist, of course, but governments are able to allocate those losses more gradually and more broadly than the private sector was able to do in 2008.

While there are several factors that could water down this more optimistic scenario, including Europe’s sovereign debt, the real estate sector, inflation in emerging markets, and climbing government bond yields, we believe continued global economic growth and increasing attention to debt payment suggest a sturdier backdrop for financial markets in 2011. In this environment, we think riskier assets, including global equities, high-yield bonds, emerging-market stocks, and cyclical sectors, will likely be market leaders.

Thank you, Jeff, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Each Putnam RetirementReady Fund has a different target date indicating when the fund’s investors expect to retire and begin withdrawing assets from their account. The dates range from 2015 to 2055 in five-year intervals, with the exception of the Maturity Fund, which is designed for investors at or near retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. This means that both the risk of your investment and your potential return are reduced as the target date of the particular fund approaches, although there can be no assurance that any one fund will have less risk or more reward than any other fund. The principal value of a fund is not guaranteed at any time, including the target date.

Portfolio Manager Jeffrey Knight is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your fund’s portfolio managers are Robert Kea and Robert Schoen.

IN THE NEWS

The U.S. economic recovery is progressing, although the unemployment rate remains persistently high. Increases in exports, consumer spending, and existing home sales drove the fourth-quarter GDP growth of 2.8%, the Commerce Department reported. At its December meeting, the Federal Open Market Committee noted that the recent economic growth has been “insufficient to bring about a significant improvement in labor market conditions.” In January, the U.S. unemployment rate did inch down to 9.0% from 9.4%. Consumer spending remains constrained by high unemployment, while businesses may be investing more in equipment and less on new hires.

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. The target return for each fund is the rate of inflation plus a number of basis points specified in the fund’s name. For example, the Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the rate of inflation. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Asset Allocation: Balanced Portfolio

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations to growth- and value-style stocks and fixed-income sectors based on market conditions.

Putnam Asset Allocation: Conservative Portfolio

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors seeking total return consistent with preservation of capital. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Asset Allocation: Equity Portfolio

The fund’s portfolio invests mainly in stocks of companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Asset Allocation: Growth Portfolio

The fund’s portfolio invests in U.S. and international stocks and bonds and is designed for investors seeking capital appreciation. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 1/31/11

	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam
	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady
Underlying Putnam Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Maturity Fund

Putnam Asset Allocation:
Equity Portfolio	73.3%	73.2%	58.7%	40.9%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Asset Allocation:
Growth Portfolio	16.0%	16.0%	30.0%	47.0%	68.1%	68.1%	29.2%	0.0%	0.0%	0.0%

Putnam Asset Allocation:
Balanced Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	40.1%	53.6%	25.1%	0.0%

Putnam Asset Allocation:
Conservative Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%

Putnam Money Market Fund	0.5%	0.4%	0.4%	0.5%	1.2%	2.7%	3.4%	4.6%	5.9%	5.9%

Putnam Absolute Return
700 Fund	7.5%	7.5%	7.5%	7.5%	8.0%	10.5%	13.4%	13.7%	8.7%	0.0%

Putnam Absolute Return
500 Fund	2.2%	2.2%	2.2%	2.2%	3.6%	5.0%	6.0%	10.0%	20.0%	30.1%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	4.4%	8.4%	12.6%	21.1%

Putnam Absolute Return
100 Fund	0.5%	0.7%	1.2%	2.0%	2.5%	2.5%	3.6%	4.7%	6.0%	9.0%

Percentages are based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2011, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2055 Fund*	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	7.24%	1.07%	7.07%	2.09%	7.07%	6.07%	7.20%	3.47%	7.22%	7.26%

2050 Fund†	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	22.94%	15.87%	17.71%	16.95%	17.76%	17.76%	19.36%	15.18%	21.09%	24.64%
Annual average	3.65	2.59	2.87	2.76	2.88	2.88	3.12	2.49	3.38	3.90

5 years	4.58	–1.43	0.70	–0.64	0.74	0.74	1.93	–1.64	3.20	5.83
Annual average	0.90	–0.29	0.14	–0.13	0.15	0.15	0.38	–0.33	0.63	1.14

3 years	–0.21	–5.94	–2.45	–4.72	–2.41	–2.41	–1.71	–5.15	–0.99	0.50
Annual average	–0.07	–2.02	–0.82	–1.60	–0.81	–0.81	–0.57	–1.75	–0.33	0.17

1 year	19.60	12.69	18.65	13.65	18.70	17.70	18.90	14.76	19.22	19.82

6 months	14.97	8.40	14.52	9.52	14.55	13.55	14.67	10.63	14.76	15.10

2045 Fund‡	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	28.89%	21.48%	22.97%	22.97%	22.98%	22.98%	24.95%	20.57%	26.95%	30.90%
Annual average	4.14	3.16	3.36	3.36	3.36	3.36	3.62	3.04	3.89	4.40

5 years	5.54	–0.53	1.65	0.53	1.66	1.66	2.94	–0.66	4.25	6.86
Annual average	1.08	–0.11	0.33	0.11	0.33	0.33	0.58	–0.13	0.84	1.34

3 years	0.33	–5.44	–1.91	–4.20	–1.89	–1.89	–1.16	–4.61	–0.43	1.09
Annual average	0.11	–1.85	–0.64	–1.42	–0.63	–0.63	–0.39	–1.56	–0.14	0.36

1 year	19.28	12.39	18.36	13.36	18.39	17.39	18.66	14.55	18.94	19.54

6 months	14.68	8.07	14.23	9.23	14.21	13.21	14.37	10.38	14.54	14.85

2040 Fund‡	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	29.86%	22.39%	23.88%	23.88%	23.93%	23.93%	25.76%	21.36%	27.89%	31.87%
Annual average	4.27	3.28	3.48	3.48	3.49	3.49	3.73	3.14	4.01	4.52

5 years	6.70	0.56	2.75	1.52	2.77	2.77	3.99	0.35	5.36	8.01
Annual average	1.31	0.11	0.54	0.30	0.55	0.55	0.79	0.07	1.05	1.55

3 years	1.47	-4.37	–0.82	–3.26	–0.81	–0.81	–0.13	–3.62	0.70	2.21
Annual average	0.49	-1.48	–0.27	–1.10	–0.27	–0.27	–0.04	–1.22	0.23	0.73

1 year	18.84	11.97	17.95	12.95	17.92	16.92	18.21	14.10	18.57	19.10

6 months	14.33	7.75	13.89	8.89	13.85	12.85	14.01	10.03	14.18	14.48

Fund performance Total return for periods ended 1/31/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2035 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	29.65%	22.19%	23.74%	23.74%	23.79%	23.79%	25.66%	21.26%	27.53%	31.67%
Annual average	4.24	3.26	3.46	3.46	3.47	3.47	3.72	3.13	3.96	4.50

5 years	7.62	1.43	3.68	2.39	3.72	3.72	4.97	1.29	6.30	8.96
Annual average	1.48	0.28	0.73	0.47	0.73	0.73	0.97	0.26	1.23	1.73

3 years	2.27	–3.61	0.01	–2.58	0.00	0.00	0.73	–2.80	1.52	3.02
Annual average	0.75	–1.22	0.00	–0.87	0.00	0.00	0.24	–0.94	0.50	1.00

1 year	17.97	11.20	17.10	12.10	17.12	16.11	17.44	13.34	17.69	18.24

6 months	13.57	7.07	13.12	8.12	13.14	12.14	13.26	9.28	13.42	13.66

2030 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	29.32%	21.89%	23.42%	23.42%	23.40%	23.40%	25.36%	20.98%	27.30%	31.34%
Annual average	4.20	3.22	3.42	3.42	3.42	3.42	3.68	3.09	3.93	4.45

5 years	8.36	2.13	4.39	3.05	4.38	4.38	5.70	2.00	7.01	9.72
Annual average	1.62	0.42	0.86	0.60	0.86	0.86	1.11	0.40	1.36	1.87

3 years	2.70	–3.21	0.46	–2.22	0.44	0.44	1.21	–2.34	1.95	3.50
Annual average	0.89	–1.08	0.15	–0.75	0.15	0.15	0.40	–0.79	0.65	1.15

1 year	16.46	9.79	15.59	10.59	15.58	14.58	15.90	11.87	16.17	16.72

6 months	12.18	5.71	11.81	6.81	11.82	10.82	11.95	8.04	12.04	12.35

2025 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	27.64%	20.30%	21.76%	21.76%	21.79%	21.79%	23.72%	19.39%	25.70%	29.68%
Annual average	3.98	3.00	3.20	3.20	3.20	3.20	3.46	2.87	3.72	4.24

5 years	8.03	1.81	4.03	2.67	4.06	4.06	5.37	1.68	6.72	9.42
Annual average	1.56	0.36	0.79	0.53	0.80	0.80	1.05	0.33	1.31	1.82

3 years	1.98	–3.88	–0.33	–3.04	–0.30	–0.30	0.45	–3.07	1.24	2.76
Annual average	0.66	–1.31	–0.11	–1.02	–0.10	–0.10	0.15	–1.03	0.41	0.91

1 year	14.16	7.61	13.29	8.29	13.35	12.35	13.57	9.57	13.93	14.52

6 months	10.23	3.92	9.83	4.83	9.82	8.82	10.00	6.17	10.15	10.45

2020 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	23.95%	16.83%	18.27%	18.27%	18.26%	18.26%	20.09%	15.89%	22.07%	25.85%
Annual average	3.49	2.52	2.72	2.72	2.72	2.72	2.97	2.39	3.24	3.74

5 years	7.15	0.99	3.22	1.78	3.22	3.22	4.47	0.81	5.80	8.46
Annual average	1.39	0.20	0.64	0.35	0.64	0.64	0.88	0.16	1.13	1.64

3 years	1.49	–4.35	–0.76	–3.47	–0.79	–0.79	–0.06	–3.56	0.68	2.21
Annual average	0.49	–1.47	–0.25	–1.17	–0.26	–0.26	–0.02	–1.20	0.23	0.73

1 year	11.62	5.22	10.78	5.78	10.74	9.74	11.06	7.20	11.30	11.84

6 months	8.15	1.95	7.74	2.74	7.71	6.71	7.84	4.06	8.03	8.29

2015 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	20.29%	13.37%	14.81%	14.81%	14.78%	14.78%	16.60%	12.52%	18.44%	22.17%
Annual average	3.00	2.03	2.23	2.23	2.23	2.23	2.49	1.90	2.74	3.25

5 years	6.65	0.52	2.74	1.25	2.72	2.72	4.01	0.37	5.27	7.98
Annual average	1.30	0.10	0.54	0.25	0.54	0.54	0.79	0.07	1.03	1.55

3 years	0.53	–5.25	–1.69	–4.33	–1.72	–1.72	–0.97	–4.43	–0.30	1.29
Annual average	0.18	–1.78	–0.57	–1.46	–0.58	–0.58	–0.32	–1.50	–0.10	0.43

1 year	8.80	2.57	8.03	3.03	7.99	6.99	8.23	4.41	8.51	9.10

6 months	6.05	–0.05	5.71	0.71	5.66	4.66	5.72	2.02	5.89	6.16

Fund performance Total return for periods ended 1/31/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

Maturity Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	18.25%	11.45%	12.85%	12.85%	12.95%	12.95%	14.61%	10.60%	16.45%	20.11%
Annual average	2.72	1.75	1.95	1.95	1.97	1.97	2.20	1.62	2.46	2.97

5 years	11.29	4.87	7.18	5.49	7.25	7.25	8.54	4.74	9.90	12.69
Annual average	2.16	0.96	1.40	1.07	1.41	1.41	1.65	0.93	1.91	2.42

3 years	5.03	–1.01	2.69	–0.06	2.72	2.72	3.45	–0.17	4.24	5.82
Annual average	1.65	–0.34	0.89	–0.02	0.90	0.90	1.14	–0.06	1.39	1.90

1 year	5.87	–0.24	5.11	0.11	5.09	4.09	5.32	1.63	5.65	6.17

6 months	3.95	–2.04	3.53	–1.47	3.57	2.57	3.67	0.03	3.83	4.06

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R share performance for the period from 12/19/05 to 12/21/05 is based on class A share performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns For periods ended 1/31/11

		Barclays Capital
	S&P 500 Index	Aggregate Bond Index

Life of fund*	29.40%	36.09%
Annual average	4.21	5.05

5 years	11.69	32.70
Annual average	2.24	5.82

3 years	–0.16	16.95
Annual average	–0.05	5.36

1 year	22.19	5.06

6 months	17.93	0.20

Index results should be compared to fund performance at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all Putnam RetirementReady Funds with the exception of the 2050 and 2055 Funds (inceptions: 5/2/05 and 11/30/10, respectively).

Fund price and distribution information For the six-month period ended 1/31/11

2055 Fund*

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.743		$0.737	$0.737	$0.739		$0.741	$0.745

Capital gains	—		—	—	—		—	—

Total	$0.743		$0.737	$0.737	$0.739		$0.741	$0.745

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

11/30/10	$10.00	$10.61	$10.00	$10.00	$10.00	$10.36	$10.00	$10.00

1/31/11	9.97	10.58	9.96	9.96	9.97	10.33	9.97	9.97

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.935		$0.818	$0.856	$0.887		$0.914	$0.966

Capital gains	—		—	—	—		—	—

Total	$0.935		$0.818	$0.856	$0.887		$0.914	$0.966

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$11.88	$12.60	$11.77	$11.74	$11.79	$12.22	$11.77	$11.92

1/31/11	12.71	13.49	12.65	12.58	12.62	13.08	12.58	12.74

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.980		$0.884	$0.918	$0.927		$0.962	$1.017

Capital gains	—		—	—	—		—	—

Total	$0.980		$0.884	$0.918	$0.927		$0.962	$1.017

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$13.24	$14.05	$12.34	$12.46	$13.01	$13.48	$13.52	$15.30

1/31/11	14.19	15.06	13.20	13.30	13.94	14.45	14.51	16.54

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.877		$0.808	$0.804	$0.815		$0.863	$0.917

Capital gains	—		—	—	—		—	—

Total	$0.877		$0.808	$0.804	$0.815		$0.863	$0.917

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$14.23	$15.10	$13.38	$13.32	$13.53	$14.02	$14.57	$16.23

1/31/11	15.38	16.32	14.42	14.35	14.60	15.13	15.76	17.65

Fund price and distribution information For the six-month period ended 1/31/11 cont.

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.679		$0.590	$0.596	$0.605		$0.665	$0.718

Capital gains	—		—	—	—		—	—

Total	$0.679		$0.590	$0.596	$0.605		$0.665	$0.718

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$14.50	$15.38	$13.55	$13.57	$13.75	$14.25	$14.04	$16.53

1/31/11	15.78	16.74	14.73	14.75	14.96	15.50	15.25	18.06

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.534		$0.435	$0.462	$0.458		$0.535	$0.574

Capital gains	—		—	—	—		—	—

Total	$0.534		$0.435	$0.462	$0.458		$0.535	$0.574

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$14.70	$15.60	$14.06	$14.11	$14.09	$14.60	$14.05	$16.53

1/31/11	15.95	16.92	15.28	15.31	15.31	15.87	15.20	17.99

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.569		$0.455	$0.479	$0.501		$0.566	$0.611

Capital gains	—		—	—	—		—	—

Total	$0.569		$0.455	$0.479	$0.501		$0.566	$0.611

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$15.98	$16.95	$15.05	$15.11	$15.26	$15.81	$15.09	$16.05

1/31/11	17.04	18.08	16.07	16.11	16.28	16.87	16.05	17.11

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.564		$0.442	$0.442	$0.484		$0.578	$0.605

Capital gains	—		—	—	—		—	—

Total	$0.564		$0.442	$0.442	$0.484		$0.578	$0.605

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$15.44	$16.38	$14.94	$14.99	$15.16	$15.71	$14.98	$17.01

1/31/11	16.13	17.11	15.65	15.70	15.86	16.44	15.60	17.81

Fund price and distribution information For the six-month period ended 1/31/11 cont.

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.587		$0.467	$0.449	$0.520		$0.585	$0.638

Capital gains	—		—	—	—		—	—

Total	$0.587		$0.467	$0.449	$0.520		$0.585	$0.638

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$16.22	$17.21	$15.78	$15.75	$15.96	$16.54	$15.77	$16.29

1/31/11	16.61	17.62	16.21	16.19	16.35	16.94	16.11	16.65

Maturity Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.423		$0.369	$0.366	$0.382		$0.405	$0.442

Capital gains	—		—	—	—		—	—

Total	$0.423		$0.369	$0.366	$0.382		$0.405	$0.442

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

7/31/10	$15.87	$16.84	$15.90	$15.93	$15.91	$16.49	$15.87	$15.92

1/31/11	16.07	17.05	16.09	16.13	16.11	16.69	16.07	16.12

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Fund’s inception (11/30/10) through 1/31/11.

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/10

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2055 Fund*	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	5.73%	–0.35%	5.67%	0.76%	5.67%	4.69%	5.69%	2.02%	5.71%	5.75%

2050 Fund†	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	21.20%	14.23%	16.13%	15.38%	16.17%	16.17%	17.75%	13.63%	19.36%	22.88%
Annual average	3.45	2.37	2.67	2.55	2.68	2.68	2.92	2.28	3.17	3.70

5 years	6.81	0.67	2.86	1.50	2.90	2.90	4.13	0.49	5.39	8.12
Annual average	1.33	0.13	0.57	0.30	0.57	0.57	0.81	0.10	1.06	1.57

3 years	–8.93	–14.17	–10.98	–13.05	–10.95	–10.95	–10.30	–13.44	–9.69	–8.29
Annual average	–3.07	–4.97	–3.80	–4.55	–3.79	–3.79	–3.56	–4.70	–3.34	–2.84

1 year	13.82	7.29	12.98	7.98	13.00	12.00	13.31	9.32	13.50	14.14

6 months	21.09	14.11	20.56	15.56	20.61	19.61	20.81	16.58	20.82	21.20

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/10 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2045 Fund‡	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	27.08%	19.77%	21.38%	21.38%	21.32%	21.32%	23.24%	18.93%	25.20%	29.00%
Annual average	3.96	2.97	3.19	3.19	3.18	3.18	3.44	2.85	3.71	4.21

5 years	7.99	1.78	4.06	2.92	4.00	4.00	5.34	1.65	6.69	9.30
Annual average	1.55	0.35	0.80	0.58	0.79	0.79	1.05	0.33	1.30	1.79

3 years	–8.35	–13.62	–10.34	–12.44	–10.39	–10.39	–9.70	–12.86	–9.04	–7.68
Annual average	–2.86	–4.76	–3.57	–4.33	–3.59	–3.59	–3.34	–4.48	–3.11	–2.63

1 year	13.75	7.24	12.94	7.94	12.94	11.94	13.16	9.20	13.38	13.93

6 months	20.63	13.67	20.26	15.26	20.19	19.19	20.30	16.12	20.54	20.76

2040 Fund‡	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	28.09%	20.72%	22.33%	22.33%	22.37%	22.37%	24.13%	19.78%	26.19%	30.08%
Annual average	4.09	3.10	3.32	3.32	3.32	3.32	3.56	2.97	3.84	4.35

5 years	9.04	2.76	5.05	3.79	5.07	5.07	6.28	2.56	7.72	10.41
Annual average	1.75	0.55	0.99	0.75	0.99	0.99	1.23	0.51	1.50	2.00

3 years	–6.99	–12.33	–9.03	–11.27	–9.04	–9.04	–8.42	–11.62	–7.68	–6.27
Annual average	–2.39	–4.29	–3.11	–3.91	–3.11	–3.11	–2.89	–4.03	–2.63	–2.14

1 year	13.65	7.13	12.81	7.81	12.85	11.85	13.03	9.06	13.35	13.91

6 months	20.12	13.17	19.62	14.62	19.61	18.61	19.69	15.51	19.90	20.26

2035 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	28.00%	20.64%	22.23%	22.23%	22.28%	22.28%	24.15%	19.80%	25.94%	29.99%
Annual average	4.08	3.09	3.31	3.31	3.31	3.31	3.57	2.97	3.81	4.34

5 years	9.80	3.49	5.76	4.44	5.79	5.79	7.11	3.36	8.46	11.18
Annual average	1.89	0.69	1.13	0.87	1.13	1.13	1.38	0.66	1.64	2.14

3 years	–5.78	–11.20	–7.89	–10.28	–7.90	–7.90	–7.18	–10.43	–6.49	–5.08
Annual average	–1.97	–3.88	–2.70	–3.55	–2.71	–2.71	–2.45	–3.61	–2.21	–1.72

1 year	13.23	6.69	12.40	7.40	12.34	11.34	12.71	8.73	12.97	13.51

6 months	18.94	12.13	18.56	13.56	18.49	17.49	18.72	14.56	18.86	19.13

2030 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	27.86%	20.51%	22.05%	22.05%	22.03%	22.03%	23.89%	19.55%	25.88%	29.74%
Annual average	4.06	3.07	3.28	3.28	3.28	3.28	3.53	2.94	3.80	4.31

5 years	10.53	4.18	6.43	5.06	6.41	6.41	7.72	3.95	9.13	11.83
Annual average	2.02	0.82	1.25	0.99	1.25	1.25	1.50	0.78	1.76	2.26

3 years	–4.79	–10.27	–6.94	–9.42	–6.96	–6.96	–6.29	–9.57	–5.52	–4.15
Annual average	–1.62	–3.55	–2.37	–3.24	–2.38	–2.38	–2.14	–3.30	–1.87	–1.40

1 year	12.44	6.01	11.59	6.59	11.60	10.60	11.82	7.88	12.14	12.68

6 months	16.96	10.24	16.53	11.53	16.52	15.52	16.59	12.55	16.85	17.06

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/10 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

2025 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	26.29%	19.03%	20.55%	20.55%	20.58%	20.58%	22.43%	18.14%	24.37%	28.24%
Annual average	3.85	2.86	3.07	3.07	3.08	3.08	3.33	2.74	3.60	4.11

5 years	10.03	3.71	5.96	4.58	5.98	5.98	7.28	3.53	8.67	11.41
Annual average	1.93	0.73	1.16	0.90	1.17	1.17	1.42	0.70	1.68	2.18

3 years	–4.85	–10.32	–7.01	–9.54	–6.97	–6.97	–6.30	–9.58	–5.57	–4.15
Annual average	–1.64	–3.57	–2.39	–3.29	–2.38	–2.38	–2.15	–3.30	–1.89	–1.40

1 year	11.08	4.68	10.20	5.20	10.26	9.26	10.44	6.55	10.82	11.31

6 months	13.99	7.45	13.56	8.56	13.54	12.54	13.69	9.71	13.89	14.13

2020 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	22.80%	15.74%	17.21%	17.21%	17.20%	17.20%	19.03%	14.87%	20.98%	24.65%
Annual average	3.38	2.40	2.61	2.61	2.60	2.60	2.86	2.27	3.13	3.63

5 years	8.72	2.47	4.69	3.24	4.67	4.67	6.00	2.29	7.33	10.02
Annual average	1.69	0.49	0.92	0.64	0.92	0.92	1.17	0.45	1.42	1.93

3 years	–4.41	–9.90	–6.55	–9.10	–6.57	–6.57	–5.86	–9.15	–5.14	–3.72
Annual average	–1.49	–3.42	–2.23	–3.13	–2.24	–2.24	–1.99	–3.15	–1.74	–1.26

1 year	9.49	3.20	8.59	3.59	8.63	7.63	8.90	5.08	9.17	9.71

6 months	10.88	4.51	10.39	5.39	10.43	9.43	10.53	6.67	10.76	10.98

2015 Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	19.34%	12.48%	13.96%	13.96%	13.93%	13.93%	15.81%	11.76%	17.55%	21.22%
Annual average	2.91	1.92	2.14	2.14	2.14	2.14	2.41	1.82	2.65	3.17

5 years	7.82	1.62	3.85	2.34	3.81	3.81	5.22	1.53	6.44	9.18
Annual average	1.52	0.32	0.76	0.46	0.75	0.75	1.02	0.30	1.26	1.77

3 years	–3.58	–9.12	–5.73	–8.26	–5.77	–5.77	–4.96	–8.29	–4.37	–2.84
Annual average	–1.21	–3.14	–1.95	–2.83	–1.96	–1.96	–1.68	–2.84	–1.48	–0.96

1 year	7.40	1.23	6.61	1.61	6.57	5.57	6.95	3.20	7.14	7.71

6 months	7.81	1.59	7.44	2.44	7.40	6.40	7.57	3.77	7.70	7.98

Maturity Fund	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	17.57%	10.81%	12.26%	12.26%	12.29%	12.29%	13.99%	10.00%	15.74%	19.32%
Annual average	2.66	1.68	1.89	1.89	1.90	1.90	2.14	1.56	2.40	2.90

5 years	11.50	5.09	7.38	5.68	7.40	7.40	8.73	4.93	10.05	12.83
Annual average	2.20	1.00	1.43	1.11	1.44	1.44	1.69	0.97	1.93	2.44

3 years	2.46	–3.43	0.18	–2.49	0.15	0.15	0.93	–2.60	1.64	3.18
Annual average	0.81	–1.16	0.06	–0.84	0.05	0.05	0.31	–0.87	0.54	1.05

1 year	5.27	–0.81	4.45	–0.55	4.42	3.42	4.72	1.05	4.98	5.43

6 months	4.75	–1.30	4.32	–0.68	4.29	3.29	4.47	0.81	4.59	4.80

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R share performance for the period from 12/19/05 to 12/21/05 is based on class A share performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, except for Putnam RetirementReady 2055 Fund, which commenced operations on November 30, 2010, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

2055 Fund

Estimated net expenses for the fiscal year
ended 7/31/10*	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Your fund’s estimated total annual operating
expenses for the fiscal year ended 7/31/10	5.86%	6.61%	6.61%	6.36%	6.11%	5.61%

Your fund’s annualized expense ratio for the period
from 11/30/10 (commencement of operations)
to 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2050 Fund

Net expenses for the fiscal year ended 7/31/10*	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.41%	2.16%	2.16%	1.91%	1.66%	1.16%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2045 Fund

Net expenses for the fiscal year ended 7/31/10*	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.34%	2.09%	2.09%	1.84%	1.59%	1.09%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2040 Fund

Net expenses for the fiscal year ended 7/31/10*	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.32%	2.07%	2.07%	1.82%	1.57%	1.07%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2035 Fund

Net expenses for the fiscal year ended 7/31/10*	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2030 Fund

Net expenses for the fiscal year ended 7/31/10*	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

2025 Fund

Net expenses for the fiscal year ended 7/31/10*	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2020 Fund

Net expenses for the fiscal year ended 7/31/10*	1.08%	1.83%	1.83%	1.58%	1.33%	0.83%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.16%	1.91%	1.91%	1.66%	1.41%	0.91%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

2015 Fund

Net expenses for the fiscal year ended 7/31/10*	1.04%	1.79%	1.79%	1.54%	1.29%	0.79%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Maturity Fund

Net expenses for the fiscal year ended 7/31/10*	0.99%	1.74%	1.74%	1.49%	1.24%	0.74%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/10	1.06%	1.81%	1.81%	1.56%	1.31%	0.81%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

* Reflects Putnam Management’s contractual obligation to reimburse the fund for other expenses through at least 11/30/11.

Expense information in this table for the fiscal year ended 7/31/10 differs from that shown in the financial highlights of this report because it includes fees and expenses of the underlying Putnam funds in which the fund invests. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table in this section shows the expenses you would have paid on a $1,000 investment in each of the Putnam RetirementReady Funds from August 1, 2010, to January 31, 2011, except Putnam RetirementReady 2055 Fund, which is from November 30, 2010 (commencement of operations), to January 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own.

Expenses per $1,000 cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

2055 Fund

Expenses paid per $1,000*†	$0.45	$1.79	$1.79	$1.34	$0.89	$—

Ending value (after expenses)	$1,072.40	$1,070.70	$1,070.70	$1,072.00	$1,072.20	$1,072.60

2050 Fund

Expenses paid per $1,000*†	$1.35	$5.41	$5.41	$4.06	$2.71	$—

Ending value (after expenses)	$1,149.70	$1,145.20	$1,145.50	$1,146.70	$1,147.60	$1,151.00

2045 Fund

Expenses paid per $1,000*†	$1.35	$5.40	$5.40	$4.05	$2.70	$—

Ending value (after expenses)	$1,146.80	$1,142.30	$1,142.10	$1,143.70	$1,145.40	$1,148.50

2040 Fund

Expenses paid per $1,000*†	$1.35	$5.39	$5.39	$4.05	$2.70	$—

Ending value (after expenses)	$1,143.30	$1,138.90	$1,138.50	$1,140.10	$1,141.80	$1,144.80

2035 Fund

Expenses paid per $1,000*†	$1.35	$5.37	$5.37	$4.03	$2.69	$—

Ending value (after expenses)	$1,135.70	$1,131.20	$1,131.40	$1,132.60	$1,134.20	$1,136.60

2030 Fund

Expenses paid per $1,000*†	$1.34	$5.34	$5.34	$4.01	$2.67	$—

Ending value (after expenses)	$1,121.80	$1,118.10	$1,118.20	$1,119.50	$1,120.40	$1,123.50

2025 Fund

Expenses paid per $1,000*†	$1.32	$5.29	$5.29	$3.97	$2.65	$—

Ending value (after expenses)	$1,102.30	$1,098.30	$1,098.20	$1,100.00	$1,101.50	$1,104.50

2020 Fund

Expenses paid per $1,000*†	$1.31	$5.24	$5.24	$3.93	$2.62	$—

Ending value (after expenses)	$1,081.50	$1,077.40	$1,077.10	$1,078.40	$1,080.30	$1,082.90

2015 Fund

Expenses paid per $1,000*†	$1.30	$5.19	$5.18	$3.89	$2.59	$—

Ending value (after expenses)	$1,060.50	$1,057.10	$1,056.60	$1,057.20	$1,058.90	$1,061.60

Maturity Fund

Expenses paid per $1,000*†	$1.29	$5.13	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,039.50	$1,035.30	$1,035.70	$1,036.70	$1,038.30	$1,040.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/11, except for Putnam RetirementReady 2055 Fund, which is for the period from 11/30/10 (commencement of operations) to 1/31/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

2055 Fund

Expenses paid per $1,000*†	$0.43	$1.73	$1.73	$1.30	$0.87	$—

Ending value (after expenses)	$1,008.20	$1,006.90	$1,006.90	$1,007.34	$1,007.77	$1,008.63

2050 Fund, 2045 Fund,
2040 Fund, 2035 Fund,
2030 Fund, 2025 Fund,
2020 Fund, 2015 Fund,
and Maturity Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/11, except for Putnam RetirementReady 2055 Fund, which is for the period from 11/30/10 (commencement of operations) to 1/31/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in  Western Europe, the Far East, and Australasia.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2011, Putnam employees had approximately $352,000,000 and the Trustees had approximately $68,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The funds’ portfolios 1/31/11 (Unaudited)

2055 Fund	Shares	Value

Absolute Return Funds (10.2%)*
Putnam Absolute Return 100 Fund (Class Y)	101	$1,045

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	421	4,597

Putnam Absolute Return 700 Fund (Class Y)	1,381	15,684

Total Absolute Return Funds (cost $21,362)		$21,326

Asset Allocation Funds (89.3%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	13,140	153,207

Putnam Asset Allocation: Growth Portfolio (Class Y)	2,663	33,443

Total Asset Allocation Funds (cost $190,006)		$186,650

Fixed Income Funds (0.5%)*
Putnam Money Market Fund (Class A)	1,011	$1,011

Total Fixed Income Funds (cost $1,011)		$1,011

Total Investments (cost $212,379)		$208,987

* Percentages indicated are based on net assets of $208,944.

2050 Fund	Shares	Value

Absolute Return Funds (10.4%)*
Putnam Absolute Return 100 Fund (Class Y)	5,207	$53,943

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	15,584	170,182

Putnam Absolute Return 700 Fund (Class Y)	51,120	580,721

Total Absolute Return Funds (cost $803,037)		$804,846

Asset Allocation Funds (89.2%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	488,305	5,693,642

Putnam Asset Allocation: Growth Portfolio (Class Y)	99,030	1,243,817

Total Asset Allocation Funds (cost $6,943,932)		$6,937,459

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	33,955	$33,955

Total Fixed Income Funds (cost $33,955)		$33,955

Total Investments (cost $7,780,924)		$7,776,260

* Percentages indicated are based on net assets of $7,774,783.

The funds’ portfolios 1/31/11 (Unaudited) cont.

2045 Fund	Shares	Value

Absolute Return Funds (10.8%)*
Putnam Absolute Return 100 Fund (Class Y)	18,386	$190,479

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	32,101	350,539

Putnam Absolute Return 700 Fund (Class Y)	105,280	1,195,976

Total Absolute Return Funds (cost $1,727,331)		$1,736,994

Asset Allocation Funds (88.7%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	806,210	9,400,406

Putnam Asset Allocation: Growth Portfolio (Class Y)	382,432	4,803,343

Total Asset Allocation Funds (cost $13,972,294)		$14,203,749

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	71,713	$71,713

Total Fixed Income Funds (cost $71,713)		$71,713

Total Investments (cost $15,771,338)		$16,012,456

* Percentages indicated are based on net assets of $16,009,943.

2040 Fund	Shares	Value

Absolute Return Funds (11.6%)*
Putnam Absolute Return 100 Fund (Class Y)	47,809	$495,298

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	50,082	546,890

Putnam Absolute Return 700 Fund (Class Y)	164,246	1,865,831

Total Absolute Return Funds (cost $2,893,115)		$2,908,019

Asset Allocation Funds (87.9%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	875,966	10,213,764

Putnam Asset Allocation: Growth Portfolio (Class Y)	934,956	11,743,046

Total Asset Allocation Funds (cost $21,091,034)		$21,956,810

Fixed Income Funds (0.5%)*
Putnam Money Market Fund (Class A)	112,540	$112,540

Total Fixed Income Funds (cost $112,540)		$112,540

Total Investments (cost $24,096,689)		$24,977,369

* Percentages indicated are based on net assets of $24,973,334.

The funds’ portfolios 1/31/11 (Unaudited) cont.

2035 Fund	Shares	Value

Absolute Return Funds (14.0%)*
Putnam Absolute Return 100 Fund (Class Y)	86,510	$896,243

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	118,624	1,295,376

Putnam Absolute Return 700 Fund (Class Y)	253,582	2,880,687

Total Absolute Return Funds (cost $5,034,269)		$5,072,306

Asset Allocation Funds (84.7%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	515,889	6,015,256

Putnam Asset Allocation: Growth Portfolio (Class Y)	1,958,076	24,593,432

Total Asset Allocation Funds (cost $27,438,832)		$30,608,688

Fixed Income Funds (1.2%)*
Putnam Money Market Fund (Class A)	447,700	$447,700

Total Fixed Income Funds (cost $447,700)		$447,700

Total Investments (cost $32,920,801)		$36,128,694

* Percentages indicated are based on net assets of $36,122,788.

2030 Fund	Shares	Value

Absolute Return Funds (19.1%)*
Putnam Absolute Return 100 Fund (Class Y)	113,917	$1,180,181

Putnam Absolute Return 300 Fund (Class Y)	52,639	568,497

Putnam Absolute Return 500 Fund (Class Y)	216,942	2,369,008

Putnam Absolute Return 700 Fund (Class Y)	438,228	4,978,270

Total Absolute Return Funds (cost $9,028,120)		$9,095,956

Asset Allocation Funds (78.2%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	429,459	$4,754,115

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	2,578,604	32,387,268

Total Asset Allocation Funds (cost $32,220,596)		$37,141,383

Fixed Income Funds (2.7%)*
Putnam Money Market Fund (Class A)	1,293,164	$1,293,164

Total Fixed Income Funds (cost $1,293,164)		$1,293,164

Total Investments (cost $42,541,880)		$47,530,503

* Percentages indicated are based on net assets of $47,521,312.

The funds’ portfolios 1/31/11 (Unaudited) cont.

2025 Fund	Shares	Value

Absolute Return Funds (27.3%)*
Putnam Absolute Return 100 Fund (Class Y)	186,135	$1,928,361

Putnam Absolute Return 300 Fund (Class Y)	218,995	2,365,150

Putnam Absolute Return 500 Fund (Class Y)	295,376	3,225,505

Putnam Absolute Return 700 Fund (Class Y)	634,561	7,208,621

Total Absolute Return Funds (cost $14,604,230)		$14,727,637

Asset Allocation Funds (69.3%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,948,942	$21,574,791

Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	1,251,908	15,723,964

Total Asset Allocation Funds (cost $34,002,482)		$37,298,755

Fixed Income Funds (3.4%)*
Putnam Money Market Fund (Class A)	1,838,074	$1,838,074

Total Fixed Income Funds (cost $1,838,074)		$1,838,074

Total Investments (cost $50,444,786)		$53,864,466

* Percentages indicated are based on net assets of $53,854,185.

2020 Fund	Shares	Value

Absolute Return Funds (36.8%)*
Putnam Absolute Return 100 Fund (Class Y)	239,171	$2,477,807

Putnam Absolute Return 300 Fund (Class Y)	411,454	4,443,706

Putnam Absolute Return 500 Fund (Class Y)	484,519	5,290,947

Putnam Absolute Return 700 Fund (Class Y)	638,527	7,253,672

Total Absolute Return Funds (cost $19,337,890)		$19,466,132

Asset Allocation Funds (58.6%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	2,565,159	$28,396,309

Putnam Asset Allocation: Conservative Portfolio (Class Y)	285,359	2,636,713

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $27,930,802)		$31,033,022

Fixed Income Funds (4.6%)*
Putnam Money Market Fund (Class A)	2,439,010	$2,439,010

Total Fixed Income Funds (cost $2,439,010)		$2,439,010

Total Investments (cost $49,707,702)		$52,938,164

* Percentages indicated are based on net assets of $52,927,558.

The funds’ portfolios 1/31/11 (Unaudited) cont.

2015 Fund	Shares	Value

Absolute Return Funds (47.3%)*
Putnam Absolute Return 100 Fund (Class Y)	266,677	$2,762,779

Putnam Absolute Return 300 Fund (Class Y)	539,056	5,821,809

Putnam Absolute Return 500 Fund (Class Y)	846,450	9,243,229

Putnam Absolute Return 700 Fund (Class Y)	354,207	4,023,787

Total Absolute Return Funds (cost $21,710,213)		$21,851,604

Asset Allocation Funds (46.8%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,047,004	$11,590,338

Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,081,729	9,995,174

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $20,358,296)		$21,585,512

Fixed Income Funds (5.9%)*
Putnam Money Market Fund (Class A)	2,724,123	$2,724,123

Total Fixed Income Funds (cost $2,724,123)		$2,724,123

Total Investments (cost $44,792,632)		$46,161,239

* Percentages indicated are based on net assets of $46,151,430.

Maturity Fund	Shares	Value

Absolute Return Funds (60.1%)*
Putnam Absolute Return 100 Fund (Class Y)	280,398	$2,904,928

Putnam Absolute Return 300 Fund (Class Y)	629,882	6,802,728

Putnam Absolute Return 500 Fund (Class Y)	890,015	9,718,966

Putnam Absolute Return 700 Fund (Class Y)	—	—

Total Absolute Return Funds (cost $19,282,805)		$19,426,622

Asset Allocation Funds (34.0%)*
Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,188,119	10,978,216

Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

Total Asset Allocation Funds (cost $10,438,208)		$10,978,216

Fixed Income Funds (5.9%)*
Putnam Money Market Fund (Class A)	1,909,119	$1,909,119

Total Fixed Income Funds (cost $1,909,119)		$1,909,119

Total Investments (cost $31,630,132)		$32,313,957

* Percentages indicated are based on net assets of $32,306,765.

The funds’ portfolios 1/31/11 (Unaudited) cont.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2010 through January 31, 2011 (the reporting period) except for Putnam RetirementReady 2055 Fund, which ran from November 30, 2010 (commencement of operations) to January 31, 2011.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$208,987	$—	$—	$208,987

Putnam RetirementReady 2050 Fund	7,776,260	—	—	7,776,260

Putnam RetirementReady 2045 Fund	16,012,456	—	—	16,012,456

Putnam RetirementReady 2040 Fund	24,977,369	—	—	24,977,369

Putnam RetirementReady 2035 Fund	36,128,694	—	—	36,128,694

Putnam RetirementReady 2030 Fund	47,530,503	—	—	47,530,503

Putnam RetirementReady 2025 Fund	53,864,466	—	—	53,864,466

Putnam RetirementReady 2020 Fund	52,938,164	—	—	52,938,164

Putnam RetirementReady 2015 Fund	46,161,239	—	—	46,161,239

Putnam RetirementReady Maturity Fund	32,313,957	—	—	32,313,957

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities 1/31/11 (Unaudited)

ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$208,987	$7,776,260	$16,012,456	$24,977,369	$36,128,694

Receivable for shares of
the fund sold	89	21,320	30,369	45,557	38,744

Receivable for investments sold	83	223,458	182,113	153,505	267,228

Unamortized offering costs
(Note 1)	90,721	—	—	—	—

Receivable from Manager
(Note 2)	19,011	10,957	20,585	29,519	13,249

Total assets	318,891	8,031,995	16,245,523	25,205,950	36,447,915

LIABILITIES

Payable for shares of the
fund repurchased	83	223,458	182,113	153,505	267,228

Payable for investments
purchased	89	21,320	30,369	45,557	38,744

Payable for distribution fees
(Note 2)	43	1,477	2,513	4,035	5,906

Payable for legal expense	—	—	10,932	15,816	—

Payable for offering costs
(Note 1)	109,646	—	—	—	—

Other accrued expenses	86	10,957	9,653	13,703	13,249

Total liabilities	109,947	257,212	235,580	232,616	325,127

Net assets	$208,944	$7,774,783	$16,009,943	$24,973,334	$36,122,788

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1, 4 and 5)	$209,512	$13,092,567	$25,739,659	$37,471,019	$53,919,807

Undistributed net investment
income (distributions in excess
of net investment income) (Note 1)	(2,967)	(351,352)	(313,268)	(326,892)	271,167

Accumulated net realized gain
(loss) on investments (Note 1)	5,791	(4,961,768)	(9,657,566)	(13,051,473)	(21,276,079)

Net unrealized appreciation
(depreciation) of investments	(3,392)	(4,664)	241,118	880,680	3,207,893

Total — Representing net
assets applicable to
capital outstanding	$208,944	$7,774,783	$16,009,943	$24,973,334	$36,122,788

(Continued on next page)

Statements of assets and liabilities 1/31/11 (Unaudited) cont.

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$147,716	$4,700,876	$9,357,663	$13,155,325	$19,946,642

Number of shares outstanding	14,814	369,909	659,552	855,556	1,264,124

Net asset value and
redemption price	$9.97	$12.71	$14.19	$15.38	$15.78

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$10.58	$13.49	$15.06	$16.32	$16.74

Computation of net asset value and offering price Class B
Net Assets	$15,743	$101,602	$134,719	$419,088	$554,992

Number of shares outstanding	1,580	8,032	10,206	29,063	37,684

Net asset value and offering price **	$9.96	$12.65	$13.20	$14.42	$14.73

Computation of net asset value and offering price Class C
Net Assets	$10,711	$81,840	$35,385	$109,490	$265,076

Number of shares outstanding	1,075	6,508	2,661	7,630	17,975

Net asset value and offering price **	$9.96	$12.58	$13.30	$14.35	$14.75

Computation of net asset value, offering price and redemption price Class M
Net Assets	$10,715	$76,582	$7,366	$23,493	$66,119

Number of shares outstanding	1,075	6,068	528	1,609	4,420

Net asset value and
redemption price	$9.97	$12.62	$13.94 ***	$14.60	$14.96

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$10.33	$13.08	$14.45	$15.13	$15.50

Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,720	$545,779	$865,644	$1,804,694	$2,061,621

Number of shares outstanding	1,075	43,388	59,665	114,528	135,212

Net asset value, offering price
and redemption value	$9.97	$12.58	$14.51	$15.76	$15.25

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$13,339	$2,268,104	$5,609,166	$9,461,244	$13,228,338

Number of shares outstanding	1,337	178,018	339,202	536,143	732,334

Net asset value, offering price
and redemption value	$9.97 ***	$12.74	$16.54	$17.65	$18.06

Cost of investments (Note 1)	$212,379	$7,780,924	$15,771,338	$24,096,689	$32,920,801

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

*** Net asset value may not recalculate due to rounding of fractional shares.

Statements of assets and liabilities 1/31/11 (Unaudited) cont.

ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Maturity Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$47,530,503	$53,864,466	$52,938,164	$46,161,239	$32,313,957

Interest receivable	1	1	1	2	—

Receivable for shares of
the fund sold	137,107	65,509	340,320	156,098	16,503

Receivable for investments sold	270,271	453,334	292,090	445,015	733,949

Receivable from Manager
(Note 2)	17,149	19,845	18,672	16,588	9,614

Total assets	47,955,031	54,403,155	53,589,247	46,778,942	33,074,023

LIABILITIES

Payable for shares of the
fund repurchased	270,271	453,334	292,090	445,015	733,949

Payable for investments
purchased	137,107	65,509	340,320	156,098	16,503

Payable for distribution fees
(Note 2)	9,192	10,282	10,607	9,811	7,192

Other accrued expenses	17,149	19,845	18,672	16,588	9,614

Total liabilities	433,719	548,970	661,689	627,512	767,258

Net assets	$47,521,312	$53,854,185	$52,927,558	$46,151,430	$32,306,765

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1, 4 and 8)	$71,237,339	$82,007,556	$83,114,831	$71,655,426	$47,949,483

Undistributed net investment
income (Distributions in
excess of net investment
income) (Notes 1 and 8)	686,288	1,052,327	1,227,893	1,104,272	(19,681)

Accumulated net realized loss
on investments (Notes 1 and 8)	(29,390,938)	(32,625,378)	(34,645,628)	(27,976,875)	(16,306,862)

Net unrealized appreciation
of investments (Note 8)	4,988,623	3,419,680	3,230,462	1,368,607	683,825

Total — Representing net
assets applicable to
capital outstanding	$47,521,312	$53,854,185	$52,927,558	$46,151,430	$32,306,765

(Continued on next page)

Statements of assets and liabilities 1/31/11 (Unaudited) cont.

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Maturity Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$28,445,906	$35,942,369	$38,022,169	$35,814,719	$24,576,806

Number of shares outstanding	1,783,083	2,109,432	2,357,427	2,156,491	1,528,920

Net asset value and
redemption price	$15.95	$17.04	$16.13	$16.61	$16.07

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$16.92	$18.08	$17.11	$17.62	$17.05

Computation of net asset value and offering price Class B
Net Assets	$942,298	$928,978	$753,889	$461,505	$215,421

Number of shares outstanding	61,681	57,792	48,170	28,478	13,386

Net asset value and offering price **	$15.28	$16.07	$15.65	$16.21	$16.09

Computation of net asset value and offering price Class C
Net Assets	$509,011	$427,531	$481,766	$568,843	$417,359

Number of shares outstanding	33,250	26,540	30,683	35,138	25,874

Net asset value and offering price **	$15.31	$16.11	$15.70	$16.19	$16.13

Computation of net asset value, offering price and redemption price Class M
Net Assets	$653,389	$149,603	$223,094	$342,114	$335,035

Number of shares outstanding	42,688	9,190	14,063	20,919	20,793

Net asset value and
redemption price	$15.31	$16.28	$15.86	$16.35	$16.11

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$15.87	$16.87	$16.44	$16.94	$16.69

Computation of net asset value, offering price and redemption price Class R
Net Assets	$3,467,409	$3,207,024	$3,425,204	$2,875,252	$1,432,194

Number of shares outstanding	228,069	199,869	219,522	178,426	89,126

Net asset value, offering price
and redemption value	$15.20	$16.05	$15.60	$16.11	$16.07

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$13,503,299	$13,198,680	$10,021,436	$6,088,997	$5,329,950

Number of shares outstanding	750,657	771,584	562,569	365,680	330,593

Net asset value, offering price
and redemption value	$17.99	$17.11	$17.81	$16.65	$16.12

Cost of investments (Note 1)	$42,541,880	$50,444,786	$49,707,702	$44,792,632	$31,630,132

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statements of operations For the six months ended 1/31/11 (Unaudited)*

INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares	$1,706	$233,864	$470,319	$771,945	$1,226,695

EXPENSES

Distribution fees — Class A (Note 2)	12	6,639	11,955	15,994	25,706

Distribution fees — Class B (Note 2)	21	541	614	1,775	2,437

Distribution fees — Class C (Note 2)	18	368	154	489	1,264

Distribution fees — Class M (Note 2)	14	252	25	77	222

Distribution fees — Class R (Note 2)	9	1,232	1,874	3,859	4,014

Audit fees	22	2,166	4,145	6,265	9,224

Reports to shareholder	33	2,296	2,067	2,936	1,991

Legal fees	—	8,987	16,451	24,562	—

Amortization of offering costs
(Note 1)	18,925	—	—	—	—

Other fees	31	2,657	2,422	2,812	121

Fees reimbursed
by Manager (Note 2)	(19,011)	(16,106)	(25,085)	(36,575)	(11,336)

Total expenses	74	9,032	14,622	22,194	33,643

Net investment income	1,632	224,832	455,697	749,751	1,193,052

Net realized gain (loss) on
sale of underlying Putnam
Fund shares (Notes 1 and 3)	(429)	98,022	687,035	1,106,048	2,149,640

Capital gain distribution from
underlying Putnam Fund shares	6,220	857,984	1,294,229	1,374,564	823,762

Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares
during the period	(3,392)	(54,645)	(318,226)	(88,329)	283,679

Net gain on investments	2,399	901,361	1,663,038	2,392,283	3,257,081

Net increase in net assets
resulting from operations	$4,031	$1,126,193	$2,118,735	$3,142,034	$4,450,133

* Except for Putnam RetirementReady 2055 Fund, which is for the period 11/30/10 (commencement of operations) to 1/31/11 (unaudited).

(Continued on next page)

Statements of operations For the six months ended 1/31/11 (Unaudited) cont.

INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Maturity Fund

Income distributions from
underlying Putnam Fund shares	$1,602,230	$1,713,407	$1,501,481	$1,240,456	$799,619

EXPENSES

Distribution fees — Class A (Note 2)	34,407	45,103	46,338	42,644	21,550

Distribution fees — Class B (Note 2)	4,406	4,618	3,801	2,308	703

Distribution fees — Class C (Note 2)	2,123	1,855	2,289	3,253	1,443

Distribution fees — Class M (Note 2)	2,344	571	900	1,341	1,212

Distribution fees — Class R (Note 2)	6,053	5,946	4,494	5,762	2,039

Audit fees	11,695	13,736	13,004	11,561	3,552

Reports to shareholder	2,651	2,899	2,712	2,295	796

Other fees	146	132	117	93	330

Fees reimbursed
by Manager (Note 2)	(14,492)	(16,767)	(15,833)	(13,949)	(4,678)

Total expenses	49,333	58,093	57,822	55,308	26,947

Net investment income	1,552,897	1,655,314	1,443,659	1,185,148	772,672

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	2,397,875	3,672,907	2,416,449	1,834,232	472,704

Capital gain distribution from
underlying Putnam Fund shares	11,092	24,519	36,485	43,314	51,762

Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares
during the period	1,067,740	(277,823)	(60,931)	(525,736)	(575,266)

Net gain (loss) on investments	3,476,707	3,419,603	2,392,003	1,351,810	(50,800)

Net increase in net assets
resulting from operations	$5,029,604	$5,074,917	$3,835,662	$2,536,958	$721,872

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets

2055 Fund — TOTAL INCREASE IN NET ASSETS	For the period 11/30/10
(commencement of
operations) to 1/31/11 *

Operations:
Net investment income	$1,632

Net realized loss on underlying Putnam Fund shares	5,791

Net unrealized depreciation on underlying Putnam Fund shares	(3,392)

Net increase in net assets resulting from operations	4,031

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(749)

Class B	(737)

Class C	(737)

Class M	(739)

Class R	(741)

Class Y	(896)

Increase from capital share transactions (Note 4)	149,512

Total increase in net assets	148,944

NET ASSETS

Beginning of period (Note 5)	60,000

End of period	$208,944

Distribution in excess of net investment income end of period	$(2,967)

* Unaudited

Statements of changes in net assets cont.

2050 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$224,832	$431,329

Net realized gain on underlying Putnam Fund shares	956,006	1,910,358

Net unrealized depreciation on underlying Putnam Fund shares	(54,645)	(1,424,187)

Net increase in net assets resulting from operations	1,126,193	917,500

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(400,781)	(688,626)

Class B	(6,168)	(17,995)

Class C	(5,086)	(7,290)

Class M	(4,954)	(6,810)

Class R	(36,857)	(48,127)

Class Y	(153,599)	(290,816)

Redemption fees (Note 1)	—	1

Increase (decrease) from capital share transactions (Note 4)	(196,202)	52,222

Total increase (decrease) in net assets	322,546	(89,941)

NET ASSETS

Beginning of period	7,452,237	7,542,178

End of period	$7,774,783	$7,452,237

Distributions in excess of net investment income and undistributed
net investment income, respectively, end of period	$(351,352)	$31,261

* Unaudited

Statements of changes in net assets cont.

2045 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$455,697	$833,125

Net realized gain on underlying Putnam Fund shares	1,981,264	3,494,331

Net unrealized depreciation on underlying Putnam Fund shares	(318,226)	(2,457,271)

Net increase in net assets resulting from operations	2,118,735	1,870,185

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(654,769)	(1,155,763)

Class B	(8,411)	(17,327)

Class C	(2,242)	(2,181)

Class M	(458)	(609)

Class R	(54,157)	(51,002)

Class Y	(320,414)	(518,684)

Redemption fees (Note 1)	—	10

Increase (decrease) from capital share transactions (Note 4)	466,697	(624,911)

Total increase (decrease) in net assets	1,544,981	(500,282)

NET ASSETS

Beginning of period	14,464,962	14,965,244

End of period	$16,009,943	$14,464,962

Distributions in excess of net investment income and undistributed
net investment income, respectively, end of period	$(313,268)	$271,486

* Unaudited

Statements of changes in net assets cont.

2040 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$749,751	$1,140,734

Net realized gain on underlying Putnam Fund shares	2,480,612	5,000,194

Net unrealized depreciation on underlying Putnam Fund shares	(88,329)	(3,340,766)

Net increase in net assets resulting from operations	3,142,034	2,800,162

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(753,293)	(1,394,071)

Class B	(21,843)	(24,654)

Class C	(5,613)	(5,411)

Class M	(1,219)	(1,603)

Class R	(98,983)	(77,668)

Class Y	(470,017)	(713,145)

Redemption fees (Note 1)	—	11

Increase (decrease) from capital share transactions (Note 4)	1,847,929	(1,048,050)

Total increase (decrease) in net assets	3,638,995	(464,429)

NET ASSETS

Beginning of period	21,334,339	21,798,768

End of period	$24,973,334	$21,334,339

Distributions in excess of net investment income and undistributed
net investment income, respectively, end of period	$(326,892)	$274,325

* Unaudited

Statements of changes in net assets cont.

2035 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$1,193,052	$1,471,718

Net realized gain on underlying Putnam Fund shares	2,973,402	6,160,664

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	283,679	(3,463,905)

Net increase in net assets resulting from operations	4,450,133	4,168,477

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(905,812)	(1,355,509)

Class B	(21,193)	(30,397)

Class C	(10,110)	(9,388)

Class M	(2,479)	(3,952)

Class R	(82,718)	(53,146)

Class Y	(495,426)	(661,625)

Redemption fees (Note 1)	—	—

Increase (decrease) from capital share transactions (Note 4)	1,989,664	(2,355,348)

Total increase (decrease) in net assets	4,922,059	(300,888)

NET ASSETS

Beginning of period	31,200,729	31,501,617

End of period	$36,122,788	$31,200,729

Undistributed net investment income, end of period	$271,167	$595,853

* Unaudited

Statements of changes in net assets cont.

2030 Fund — TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$1,552,897	$1,639,397

Net realized gain on underlying Putnam Fund shares	2,408,967	7,684,844

Net unrealized appreciation (depreciation) on
underlying Putnam Fund shares	1,067,740	(4,002,825)

Net increase in net assets resulting from operations	5,029,604	5,321,416

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(955,413)	(1,192,342)

Class B	(25,893)	(29,195)

Class C	(13,972)	(7,151)

Class M	(18,912)	(25,007)

Class R	(119,254)	(30,249)

Class Y	(415,362)	(477,445)

Redemption fees (Note 1)	—	135

Increase (decrease) from capital share transactions (Note 4)	4,273,104	(3,449,710)

Total increase in net assets	7,753,902	110,452

NET ASSETS

Beginning of period	39,767,410	39,656,958

End of period	$47,521,312	$39,767,410

Undistributed net investment income, end of period	$686,288	$682,197

* Unaudited

Statements of changes in net assets cont.

2025 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$1,655,314	$1,849,300

Net realized gain on underlying Putnam Fund shares	3,697,426	9,345,330

Net unrealized depreciation on underlying Putnam Fund shares	(277,823)	(4,974,965)

Net increase in net assets resulting from operations	5,074,917	6,219,665

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,242,565)	(1,173,037)

Class B	(26,834)	(25,261)

Class C	(11,552)	(6,633)

Class M	(4,744)	(4,651)

Class R	(111,269)	(41,632)

Class Y	(448,550)	(468,166)

Redemption fees (Note 1)	—	277

Increase (decrease) from capital share transactions (Note 4)	4,051,996	(4,641,919)

Total increase (decrease) in net assets	7,281,399	(141,357)

NET ASSETS

Beginning of period	46,572,786	46,714,143

End of period	$53,854,185	$46,572,786

Undistributed net investment income, end of period	$1,052,327	$1,242,527

* Unaudited

Statements of changes in net assets cont.

2020 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$1,443,659	$1,777,755

Net realized gain on underlying Putnam Fund shares	2,452,934	8,405,035

Net unrealized depreciation on underlying Putnam Fund shares	(60,931)	(4,311,421)

Net increase in net assets resulting from operations	3,835,662	5,871,369

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,319,857)	(1,637,890)

Class B	(20,500)	(30,097)

Class C	(12,532)	(17,586)

Class M	(7,090)	(9,130)

Class R	(119,643)	(25,305)

Class Y	(316,238)	(401,107)

Redemption fees (Note 1)	—	25

Increase (decrease) from capital share transactions (Note 4)	6,159,293	(5,071,928)

Total increase (decrease) in net assets	8,199,095	(1,321,649)

NET ASSETS

Beginning of period	44,728,463	46,050,112

End of period	$52,927,558	$44,728,463

Undistributed net investment income, end of period	$1,227,893	$1,580,094

* Unaudited

Statements of changes in net assets cont.

2015 Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$1,185,148	$1,832,874

Net realized gain on underlying Putnam Fund shares	1,877,546	9,587,142

Net unrealized depreciation on underlying Putnam Fund shares	(525,736)	(5,690,021)

Net increase in net assets resulting from operations	2,536,958	5,729,995

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,194,331)	(2,171,818)

Class B	(12,913)	(20,911)

Class C	(15,717)	(18,779)

Class M	(10,530)	(10,089)

Class R	(104,459)	(57,709)

Class Y	(224,844)	(292,539)

Redemption fees (Note 1)	—	104

Increase (decrease) from capital share transactions (Note 4)	4,813,848	(17,749,208)

Total increase (decrease) in net assets	5,788,012	(14,590,954)

NET ASSETS

Beginning of period	40,363,418	54,954,372

End of period	$46,151,430	$40,363,418

Undistributed net investment income, respectively, end of period	$1,104,272	$1,481,918

* Unaudited

Statements of changes in net assets cont.

Maturity Fund — TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/11 *	Year ended 7/31/10

Operations:
Net investment income	$772,672	$413,553

Net realized gain on underlying Putnam Fund shares	524,466	2,723,349

Net unrealized depreciation on underlying Putnam Fund shares	(575,266)	(1,772,752)

Net increase in net assets resulting from operations	721,872	1,364,150

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(619,238)	(318,697)

Class B	(4,742)	(893)

Class C	(10,359)	(1,727)

Class M	(7,827)	(8,087)

Class R	(38,096)	(2,606)

Class Y	(135,514)	(101,222)

Redemption fees (Note 1)	—	1,272

Increase (decrease) from capital share transactions (Notes 4 and 8)	18,905,339	(2,128,417)

Total increase (decrease) in net assets	18,811,435	(1,196,227)

NET ASSETS

Beginning of period	13,495,330	14,691,557

End of period	$32,306,765	$13,495,330

Distributions in excess of net investment income and undistributed
net investment income, respectively, end of period	$(19,681)	$28,727

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [c]	(in thousands)	net assets (%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011†**	$10.00	.11	.60	.71	(.74)	(.74)	$9.97	7.24 *	$148	.04*	1.02*	3.64*

Class B
January 31, 2011†**	$10.00	.22	.48	.70	(.74)	(.74)	$9.96	7.07 *	$16	.17*	2.10*	3.64*

Class C
January 31, 2011†**	$10.00	.26	.44	.70	(.74)	(.74)	$9.96	7.07 *	$11	.17*	2.48*	3.64*

Class M
January 31, 2011†**	$10.00	.26	.45	.71	(.74)	(.74)	$9.97	7.20 *	$11	.13*	2.52*	3.64*

Class R
January 31, 2011†**	$10.00	.26	.45	.71	(.74)	(.74)	$9.97	7.22 *	$11	.09*	2.56*	3.64*

Class Y
January 31, 2011†**	$10.00	.26	.46	.72	(.75)	(.75)	$9.97	7.26 *	$13	—*	2.51*	3.64*

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

48	49

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$11.88	.35	1.42	1.77	(.94)	—	(.94)	—	$12.71	14.97 *	$4,701	.13*	2.80*	48.47*
July 31, 2010	12.19	.66	.90	1.56	(1.87)	—	(1.87)	— [b]	11.88	12.76	4,886.25		5.36	85.88
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— [b]	12.19	(18.34)	5,110.35		.64	170.52
July 31, 2008	21.18	.21	(2.85)	(2.64)	(.51)	(2.20)	(2.71)	—	15.83	(14.25)	7,132.35		1.13	151.28
July 31, 2007	18.79	.17	2.89	3.06	(.33)	(.34)	(.67)	— [b]	21.18	16.35	10,042.34		.81	67.99
July 31, 2006	18.10	.16 [f]	1.11	1.27	(.27)	(.31)	(.58)	— [b]	18.79	7.07	2,852.35		.86 [f]	96.90

Class B
January 31, 2011**	$11.77	.27	1.43	1.70	(.82)	—	(.82)	—	$12.65	14.52 *	$102	.50*	2.19*	48.47*
July 31, 2010	12.09	.67	.79	1.46	(1.78)	—	(1.78)	— [b]	11.77	11.98	105	1.00	5.45	85.88
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— [b]	12.09	(19.00)	137	1.10	(.19)	170.52
July 31, 2008	21.02	.06	(2.83)	(2.77)	(.36)	(2.20)	(2.56)	—	15.69	(14.91)	119	1.10	.31	151.28
July 31, 2007	18.71	.02	2.86	2.88	(.23)	(.34)	(.57)	— [b]	21.02	15.50	143	1.09	.12	67.99
July 31, 2006	18.07	.08 [f]	1.04	1.12	(.17)	(.31)	(.48)	— [b]	18.71	6.26	45	1.10	.43 [f]	96.90

Class C
January 31, 2011**	$11.74	.30	1.40	1.70	(.86)	—	(.86)	—	$12.58	14.55 *	$82	.50*	2.38*	48.47*
July 31, 2010	12.08	.54	.92	1.46	(1.80)	—	(1.80)	— [b]	11.74	11.99	65	1.00	4.44	85.88
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— [b]	12.08	(19.01)	46	1.10	(.29)	170.52
July 31, 2008	21.12	.05	(2.81)	(2.76)	(.46)	(2.20)	(2.66)	—	15.70	(14.90)	34	1.10	.29	151.28
July 31, 2007	18.72	(.10)	2.98	2.88	(.14)	(.34)	(.48)	— [b]	21.12	15.49	16	1.09	(.44)	67.99
July 31, 2006	18.07	.24 [f]	.89	1.13	(.17)	(.31)	(.48)	— [b]	18.72	6.29	1	1.10	1.31 [f]	96.90

Class M
January 31, 2011**	$11.79	.32	1.40	1.72	(.89)	—	(.89)	—	$12.62	14.67 *	$77	.38*	2.56*	48.47*
July 31, 2010	12.12	.60	.89	1.49	(1.82)	—	(1.82)	— [b]	11.79	12.24	57.75		4.92	85.88
July 31, 2009	15.74	— [b]	(3.05)	(3.05)	(.13)	(.44)	(.57)	— [b]	12.12	(18.78)	43.85		(.01)	170.52
July 31, 2008	21.12	.10	(2.83)	(2.73)	(.45)	(2.20)	(2.65)	—	15.74	(14.69)	36.85		.54	151.28
July 31, 2007	18.74	(.02)	2.96	2.94	(.22)	(.34)	(.56)	— [b]	21.12	15.74	29.84		(.11)	67.99
July 31, 2006	18.08	.15 [f]	1.02	1.17	(.20)	(.31)	(.51)	— [b]	18.74	6.52	3.85		.78 [f]	96.90

Class R
January 31, 2011**	$11.77	.33	1.39	1.72	(.91)	—	(.91)	—	$12.58	14.76 *	$546	.25*	2.68*	48.47*
July 31, 2010	12.10	.62	.91	1.53	(1.86)	—	(1.86)	— [b]	11.77	12.56	406.50		5.09	85.88
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— [b]	12.10	(18.58)	256.60		.18	170.52
July 31, 2008	21.12	.13	(2.81)	(2.68)	(.50)	(2.20)	(2.70)	—	15.74	(14.47)	150.60		.73	151.28
July 31, 2007	18.77	.08	2.92	3.00	(.31)	(.34)	(.65)	— [b]	21.12	16.08	66.59		.38	67.99
July 31, 2006	18.09	.07 [f]	1.14	1.21	(.22)	(.31)	(.53)	— [b]	18.77	6.75	10.60		.40 [f]	96.90

Class Y
January 31, 2011**	$11.92	.35	1.44	1.79	(.97)	—	(.97)	—	$12.74	15.10 *	$2,268	—*	2.81*	48.47*
July 31, 2010	12.22	.76	.84	1.60	(1.90)	—	(1.90)	— [b]	11.92	13.10	1,932	—	6.11	85.88
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— [b]	12.22	(18.20)	1,951.10		.95	170.52
July 31, 2008	21.26	.24	(2.85)	(2.61)	(.56)	(2.20)	(2.76)	—	15.89	(14.04)	3,417.10		1.26	151.28
July 31, 2007	18.84	.19	2.92	3.11	(.35)	(.34)	(.69)	— [b]	21.26	16.65	5,128.09		.90	67.99
July 31, 2006	18.11	.21 [f]	1.11	1.32	(.28)	(.31)	(.59)	— [b]	18.84	7.34	1,047.10		1.09 [f]	96.90

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50	51

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$13.24	.40	1.53	1.93	(.98)	—	(.98)	—	$14.19	14.68 *	$9,358	.13*	2.88*	32.78*
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	—	(1.71)	— [b]	13.24	13.01	8,985.25		5.16	75.70
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— [b]	13.23	(17.96)	10,108.35		.73	157.65
July 31, 2008	26.39	.26	(3.04)	(2.78)	(.93)	(5.58)	(6.51)	— [b]	17.10	(13.88)	14,332.34		1.21	133.74
July 31, 2007	24.07	.25	3.64	3.89	(.44)	(1.13)	(1.57)	— [b]	26.39	16.36	22,590.33		.93	78.06
July 31, 2006	23.56	.28 [f]	1.47	1.75	(.40)	(.84)	(1.24)	— [b]	24.07	7.50	15,085.35		1.14 [f]	55.76

Class B
January 31, 2011**	$12.34	.33	1.41	1.74	(.88)	—	(.88)	—	$13.20	14.23 *	$135	.50*	2.53*	32.78*
July 31, 2010	12.45	.62	.90	1.52	(1.63)	—	(1.63)	— [b]	12.34	12.11	119	1.00	4.86	75.70
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— [b]	12.45	(18.53)	138	1.10	(.14)	157.65
July 31, 2008	25.42	.09	(2.89)	(2.80)	(.79)	(5.58)	(6.37)	— [b]	16.25	(14.52)	158	1.09	.45	133.74
July 31, 2007	23.30	.04	3.53	3.57	(.32)	(1.13)	(1.45)	— [b]	25.42	15.49	158	1.08	.16	78.06
July 31, 2006	22.92	— [f]	1.52	1.52	(.30)	(.84)	(1.14)	— [b]	23.30	6.71	81	1.10	(.01) [f]	55.76

Class C
January 31, 2011**	$12.46	.35	1.41	1.76	(.92)	—	(.92)	—	$13.30	14.21 *	$35	.50*	2.69*	32.78*
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	—	(1.64)	— [b]	12.46	12.18	22	1.00	4.21	75.70
July 31, 2009	16.39	— [b]	(3.15)	(3.15)	—	(.68)	(.68)	— [b]	12.56	(18.55)	13	1.10	.01	157.65
July 31, 2008	25.59	.08	(2.90)	(2.82)	(.80)	(5.58)	(6.38)	— [b]	16.39	(14.52)	20	1.09	.40	133.74
July 31, 2007	23.40	.03	3.55	3.58	(.26)	(1.13)	(1.39)	— [b]	25.59	15.48	17	1.08	.12	78.06
July 31, 2006	22.92	.11 [f]	1.42	1.53	(.21)	(.84)	(1.05)	— [b]	23.40	6.70	9	1.10	.46 [f]	55.76

Class M
January 31, 2011**	$13.01	.37	1.49	1.86	(.93)	—	(.93)	—	$13.94	14.37 *	$7	.38*	2.72*	32.78*
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	—	(1.65)	— [b]	13.01	12.45	6.75		4.71	75.70
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— [b]	13.03	(18.37)	5.85		.18	157.65
July 31, 2008	25.71	.02	(2.88)	(2.86)	(.35)	(5.58)	(5.93)	.01	16.93	(14.29)	7.84		.13	133.74
July 31, 2007	23.44	.14	3.52	3.66	(.26)	(1.13)	(1.39)	— [b]	25.71	15.79	1.83		.54	78.06
July 31, 2006	22.96	.17 [f]	1.42	1.59	(.27)	(.84)	(1.11)	— [b]	23.44	6.97	8.85		.72 [f]	55.76

Class R
January 31, 2011**	$13.52	.43	1.52	1.95	(.96)	—	(.96)	—	$14.51	14.54 *	$866	.25*	3.02*	32.78*
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	—	(1.68)	— [b]	13.52	12.67	644.50		4.42	75.70
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— [b]	13.49	(18.14)	335.60		.37	157.65
July 31, 2008	26.84	.17	(3.06)	(2.89)	(.93)	(5.58)	(6.51)	—	17.44	(14.08)	364.59		.82	133.74
July 31, 2007	24.53	.14	3.76	3.90	(.46)	(1.13)	(1.59)	— [b]	26.84	16.09	193.58		.52	78.06
July 31, 2006 [1]	24.04	(.02) [f]	.51	.49	—	—	—	— [b]	24.53	2.04 *	19	.36*	(.09)*[f]	55.76
December 19, 2005 [2]	23.00	.49	.55	1.04	—	—	—	—	24.04	4.55 *	—	.23*	2.12*	36.08*

Class Y
January 31, 2011**	$15.30	.50	1.76	2.26	(1.02)	—	(1.02)	—	$16.54	14.85 *	$5,609	—*	3.07*	32.78*
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	—	(1.75)	— [b]	15.30	13.28	4,689	—	5.88	75.70
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— [b]	15.05	(17.77)	4,366.10		.92	157.65
July 31, 2008	28.99	.31	(3.38)	(3.07)	(1.01)	(5.58)	(6.59)	— [b]	19.33	(13.66)	7,181.09		1.29	133.74
July 31, 2007	26.29	.36	3.96	4.32	(.49)	(1.13)	(1.62)	— [b]	28.99	16.66	12,015.08		1.25	78.06
July 31, 2006	25.60	.36 [f]	1.61	1.97	(.44)	(.84)	(1.28)	— [b]	26.29	7.77	10,378.10		1.37 [f]	36.08

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52	53

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$14.23	.48	1.55	2.03	(.88)	—	(.88)	—	$15.38	14.33 *	$13,155	.13*	3.17*	29.60*
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	—	(1.53)	— [b]	14.23	13.23	11,637.25		4.84	75.23
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— [b]	13.92	(17.02)	13,919.35		.93	158.05
July 31, 2008	26.10	.31	(3.06)	(2.75)	(.93)	(4.92)	(5.85)	— [b]	17.50	(13.48)	20,919.34		1.44	133.96
July 31, 2007	24.01	.29	3.45	3.74	(.46)	(1.19)	(1.65)	— [b]	26.10	15.77	30,802.33		1.11	60.17
July 31, 2006	23.58	.30 [f]	1.42	1.72	(.39)	(.90)	(1.29)	— [b]	24.01	7.38	21,829.35		1.24 [f]	54.52

Class B
January 31, 2011**	$13.38	.44	1.41	1.85	(.81)	—	(.81)	—	$14.42	13.89 *	$419	.50*	3.08*	29.60*
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	—	(1.43)	— [b]	13.38	12.39	258	1.00	3.83	75.23
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— [b]	13.17	(17.66)	226	1.10	.09	158.05
July 31, 2008	25.12	.10	(2.88)	(2.78)	(.75)	(4.92)	(5.67)	— [b]	16.67	(14.12)	338	1.09	.50	133.96
July 31, 2007	23.25	.08	3.35	3.43	(.37)	(1.19)	(1.56)	— [b]	25.12	14.91	278	1.08	.30	60.17
July 31, 2006	22.92	.05 [f]	1.45	1.50	(.27)	(.90)	(1.17)	— [b]	23.25	6.58	127	1.10	.22 [f]	54.52

Class C
January 31, 2011**	$13.32	.39	1.44	1.83	(.80)	—	(.80)	—	$14.35	13.85 *	$109	.50*	2.79*	29.60*
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	—	(1.47)	— [b]	13.32	12.37	90	1.00	3.44	75.23
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— [b]	13.16	(17.62)	38	1.10	(.14)	158.05
July 31, 2008	25.20	.11	(2.88)	(2.77)	(.86)	(4.92)	(5.78)	— [b]	16.65	(14.11)	30	1.09	.57	133.96
July 31, 2007	23.31	.01	3.42	3.43	(.35)	(1.19)	(1.54)	— [b]	25.20	14.92	18	1.08	.05	60.17
July 31, 2006	22.92	.11 [f]	1.39	1.50	(.21)	(.90)	(1.11)	— [b]	23.31	6.60	2	1.10	.46 [f]	54.52

Class M
January 31, 2011**	$13.53	.42	1.47	1.89	(.82)	—	(.82)	—	$14.60	14.01 *	$23	.38*	2.96*	29.60*
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	—	(1.48)	— [b]	13.53	12.65	18.75		3.58	75.23
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— [b]	13.32	(17.46)	15.85		.13	158.05
July 31, 2008	25.24	.18	(2.92)	(2.74)	(.76)	(4.92)	(5.68)	— [b]	16.82	(13.90)	9.84		.88	133.96
July 31, 2007	23.32	.19	3.31	3.50	(.39)	(1.19)	(1.58)	— [b]	25.24	15.19	14.83		.76	60.17
July 31, 2006	22.94	.15 [f]	1.41	1.56	(.28)	(.90)	(1.18)	— [b]	23.32	6.85	23.85		.64 [f]	54.52

Class R
January 31, 2011**	$14.57	.51	1.54	2.05	(.86)	—	(.86)	—	$15.76	14.18 *	$1,805	.25*	3.33*	29.60*
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	—	(1.51)	— [b]	14.57	12.97	1,278.50		3.86	75.23
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— [b]	14.23	(17.25)	622.60		.46	158.05
July 31, 2008	26.61	.20	(3.06)	(2.86)	(.94)	(4.92)	(5.86)	— [b]	17.89	(13.68)	499.59		.98	133.96
July 31, 2007	24.50	.20	3.55	3.75	(.45)	(1.19)	(1.64)	— [b]	26.61	15.49	158.58		.75	60.17
July 31, 2006 [1]	24.01	.01 [f]	.48	.49	—	—	—	— [b]	24.50	2.01 *	46	.36*	.05*[f]	54.52
December 19, 2005 [2]	22.99	.49	.53	1.02	—	—	—	—	24.01	4.45 *	—	.23*	2.10*	39.73*

Class Y
January 31, 2011**	$16.23	.56	1.78	2.34	(.92)	—	(.92)	—	$17.65	14.48 *	$9,461	—*	3.25*	29.60*
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	—	(1.57)	— [b]	16.23	13.52	8,053	—	5.22	75.23
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— [b]	15.68	(16.83)	6,979.10		1.05	158.05
July 31, 2008	28.57	.36	(3.38)	(3.02)	(1.00)	(4.92)	(5.92)	— [b]	19.63	(13.26)	9,917.09		1.50	133.96
July 31, 2007	26.13	.40	3.74	4.14	(.51)	(1.19)	(1.70)	— [b]	28.57	16.06	16,298.08		1.39	60.17
July 31, 2006	25.53	.38 [f]	1.56	1.94	(.44)	(.90)	(1.34)	— [b]	26.13	7.66	12,548.10		1.46 [f]	54.52

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54	55

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$14.50	.52	1.44	1.96	(.68)	—	(.68)	—	$15.78	13.57 *	$19,947	.13*	3.41*	29.10*
July 31, 2010	13.62	.62	1.23	1.85	(.97)	—	(.97)	— [b]	14.50	13.57	18,603.25		4.29	65.40
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— [b]	13.62	(16.22)	20,418.35		1.12	152.61
July 31, 2008	25.13	.34	(2.84)	(2.50)	(.94)	(4.67)	(5.61)	— [b]	17.02	(12.79)	29,945.34		1.65	126.79
July 31, 2007	23.42	.33	3.17	3.50	(.49)	(1.30)	(1.79)	— [b]	25.13	15.18	43,169.33		1.30	58.16
July 31, 2006	23.14	.33 [f]	1.25	1.58	(.42)	(.88)	(1.30)	— [b]	23.42	6.87	31,513.35		1.41 [f]	51.70

Class B
January 31, 2011**	$13.55	.47	1.30	1.77	(.59)	—	(.59)	—	$14.73	13.12 *	$555	.50*	3.25*	29.10*
July 31, 2010	12.80	.51	1.13	1.64	(.89)	—	(.89)	— [b]	13.55	12.77	421	1.00	3.74	65.40
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— [b]	12.80	(16.85)	397	1.10	.23	152.61
July 31, 2008	24.06	.16	(2.69)	(2.53)	(.79)	(4.67)	(5.46)	— [b]	16.07	(13.46)	486	1.09	.85	126.79
July 31, 2007	22.54	.13	3.05	3.18	(.36)	(1.30)	(1.66)	— [b]	24.06	14.32	510	1.08	.55	58.16
July 31, 2006	22.43	.13 [f]	1.22	1.35	(.36)	(.88)	(1.24)	— [b]	22.54	6.08	308	1.10	.55 [f]	51.70

Class C
January 31, 2011**	$13.57	.43	1.35	1.78	(.60)	—	(.60)	—	$14.75	13.14 *	$265	.50*	2.97*	29.10*
July 31, 2010	12.83	.42	1.21	1.63	(.89)	—	(.89)	— [b]	13.57	12.69	232	1.00	3.08	65.40
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— [b]	12.83	(16.81)	126	1.10	.08	152.61
July 31, 2008	24.12	.15	(2.68)	(2.53)	(.82)	(4.67)	(5.49)	— [b]	16.10	(13.45)	108	1.09	.78	126.79
July 31, 2007	22.69	.14	3.06	3.20	(.47)	(1.30)	(1.77)	— [b]	24.12	14.31	83	1.08	.58	58.16
July 31, 2006	22.45	.06 [f]	1.30	1.36	(.24)	(.88)	(1.12)	— [b]	22.69	6.13	7	1.10	.26 [f]	51.70

Class M
January 31, 2011**	$13.75	.46	1.36	1.82	(.61)	—	(.61)	—	$14.96	13.26 *	$66	.38*	3.17*	29.10*
July 31, 2010	12.97	.51	1.17	1.68	(.90)	—	(.90)	— [b]	13.75	12.98	65.75		3.69	65.40
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— [b]	12.97	(16.60)	58.85		.63	152.61
July 31, 2008	24.26	.21	(2.72)	(2.51)	(.83)	(4.67)	(5.50)	— [b]	16.25	(13.23)	53.84		1.08	126.79
July 31, 2007	22.68	.18	3.09	3.27	(.39)	(1.30)	(1.69)	— [b]	24.26	14.60	63.83		.74	58.16
July 31, 2006	22.47	.19 [f]	1.22	1.41	(.32)	(.88)	(1.20)	— [b]	22.68	6.35	37.85		.82 [f]	51.70

Class R
January 31, 2011**	$14.04	.53	1.35	1.88	(.67)	—	(.67)	—	$15.25	13.42 *	$2,062	.25*	3.59*	29.10*
July 31, 2010	13.22	.45	1.31	1.76	(.94)	—	(.94)	— [b]	14.04	13.34	1,278.50		3.21	65.40
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— [b]	13.22	(16.45)	636.60		.61	152.61
July 31, 2008	24.66	.25	(2.74)	(2.49)	(.93)	(4.67)	(5.60)	— [b]	16.57	(13.01)	500.59		1.28	126.79
July 31, 2007	23.08	.21	3.17	3.38	(.50)	(1.30)	(1.80)	— [b]	24.66	14.89	302.58		.83	58.16
July 31, 2006	22.51	.22 [f]	1.23	1.45	—	(.88)	(.88)	— [b]	23.08	6.48	25.60		.96 [f]	51.70

Class Y
January 31, 2011**	$16.53	.62	1.63	2.25	(.72)	—	(.72)	—	$18.06	13.66 *	$13,228	—*	3.56*	29.10*
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	—	(1.00)	— [b]	16.53	13.86	10,601	—	4.78	65.40
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— [b]	15.40	(15.98)	9,867.10		1.37	152.61
July 31, 2008	27.59	.41	(3.18)	(2.77)	(1.01)	(4.67)	(5.68)	— [b]	19.14	(12.61)	17,989.09		1.77	126.79
July 31, 2007	25.53	.43	3.47	3.90	(.54)	(1.30)	(1.84)	— [b]	27.59	15.47	29,456.08		1.57	58.16
July 31, 2006	25.10	.42 [f]	1.35	1.77	(.46)	(.88)	(1.34)	— [b]	25.53	7.16	26,650.10		1.63 [f]	51.70

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56	57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$14.70	.54	1.24	1.78	(.53)	—	(.53)	—	$15.95	12.18 *	$28,446	.13*	3.50*	24.74*
July 31, 2010	13.46	.53	1.31	1.84	(.60)	—	(.60)	— [b]	14.70	13.73	25,133.25		3.66	73.06
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— [b]	13.46	(15.08)	27,113.35		1.33	147.83
July 31, 2008	24.69	.39	(2.70)	(2.31)	(.94)	(4.59)	(5.53)	— [b]	16.85	(12.03)	38,938.34		1.93	122.17
July 31, 2007	23.13	.37	2.95	3.32	(.51)	(1.25)	(1.76)	— [b]	24.69	14.57	55,378.32		1.50	65.00
July 31, 2006	22.86	.37 [f]	1.12	1.49	(.43)	(.79)	(1.22)	— [b]	23.13	6.57	46,153.35		1.57 [f]	48.81

Class B
January 31, 2011**	$14.06	.46	1.20	1.66	(.44)	—	(.44)	—	$15.28	11.81 *	$942	.50*	3.13*	24.74*
July 31, 2010	12.92	.42	1.24	1.66	(.52)	—	(.52)	— [b]	14.06	12.89	810	1.00	3.00	73.06
July 31, 2009	16.17	.05	(2.70)	(2.65)	— [b]	(.60)	(.60)	— [b]	12.92	(15.74)	642	1.10	.38	147.83
July 31, 2008	23.91	.20	(2.57)	(2.37)	(.78)	(4.59)	(5.37)	— [b]	16.17	(12.70)	687	1.09	1.07	122.17
July 31, 2007	22.50	.18	2.85	3.03	(.37)	(1.25)	(1.62)	— [b]	23.91	13.70	609	1.07	.74	65.00
July 31, 2006	22.33	.20 [f]	1.09	1.29	(.33)	(.79)	(1.12)	— [b]	22.50	5.77	302	1.10	.86 [f]	48.81

Class C
January 31, 2011**	$14.11	.47	1.19	1.66	(.46)	—	(.46)	—	$15.31	11.82 *	$509	.50*	3.16*	24.74*
July 31, 2010	12.97	.29	1.39	1.68	(.54)	—	(.54)	— [b]	14.11	12.93	376	1.00	2.07	73.06
July 31, 2009	16.24	.03	(2.70)	(2.67)	— [b]	(.60)	(.60)	— [b]	12.97	(15.78)	144	1.10	.25	147.83
July 31, 2008	24.03	.20	(2.59)	(2.39)	(.81)	(4.59)	(5.40)	— [b]	16.24	(12.72)	118	1.09	1.03	122.17
July 31, 2007	22.45	.11	2.93	3.04	(.21)	(1.25)	(1.46)	— [b]	24.03	13.71	90	1.07	.45	65.00
July 31, 2006	22.33	.21 [f]	1.07	1.28	(.37)	(.79)	(1.16)	— [b]	22.45	5.77	43	1.10	.95 [f]	48.81

Class M
January 31, 2011**	$14.09	.47	1.21	1.68	(.46)	—	(.46)	—	$15.31	11.95 *	$653	.38*	3.20*	24.74*
July 31, 2010	12.93	.45	1.25	1.70	(.54)	—	(.54)	— [b]	14.09	13.19	578.75		3.21	73.06
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— [b]	12.93	(15.53)	612.85		.69	147.83
July 31, 2008	23.95	.27	(2.60)	(2.33)	(.83)	(4.59)	(5.42)	— [b]	16.20	(12.49)	691.84		1.38	122.17
July 31, 2007	22.55	.25	2.86	3.11	(.46)	(1.25)	(1.71)	— [b]	23.95	13.99	776.82		1.04	65.00
July 31, 2006	22.36	.12 [f]	1.21	1.33	(.35)	(.79)	(1.14)	— [b]	22.55	6.03	604.85		.54 [f]	48.81

Class R
January 31, 2011**	$14.05	.59	1.10	1.69	(.54)	—	(.54)	—	$15.20	12.04 *	$3,467	.25*	4.00*	24.74*
July 31, 2010	12.89	.29	1.45	1.74	(.58)	—	(.58)	— [b]	14.05	13.50	1,875.50		2.09	73.06
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— [b]	12.89	(15.33)	582.60		.94	147.83
July 31, 2008	24.00	.29	(2.57)	(2.28)	(.94)	(4.59)	(5.53)	— [b]	16.19	(12.28)	704.59		1.57	122.17
July 31, 2007	22.56	.27	2.90	3.17	(.48)	(1.25)	(1.73)	— [b]	24.00	14.27	246.57		1.10	65.00
July 31, 2006	22.40	.29 [f]	1.10	1.39	(.44)	(.79)	(1.23)	— [b]	22.56	6.29	81.60		1.28 [f]	48.81

Class Y
January 31, 2011**	$16.53	.64	1.39	2.03	(.57)	—	(.57)	—	$17.99	12.35 *	$13,503	—*	3.66*	24.74*
July 31, 2010	15.06	.71	1.40	2.11	(.64)	—	(.64)	— [b]	16.53	14.02	10,996	—	4.32	73.06
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— [b]	15.06	(14.87)	10,564.10		1.79	147.83
July 31, 2008	26.86	.47	(2.99)	(2.52)	(1.01)	(4.59)	(5.60)	— [b]	18.74	(11.84)	25,779.09		2.09	122.17
July 31, 2007	25.01	.48	3.18	3.66	(.56)	(1.25)	(1.81)	— [b]	26.86	14.85	36,228.07		1.78	65.00
July 31, 2006	24.61	.45 [f]	1.21	1.66	(.47)	(.79)	(1.26)	— [b]	25.01	6.84	42,547.10		1.79 [f]	48.81

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58	59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$15.98	.53	1.10	1.63	(.57)	—	(.57)	—	$17.04	10.23 *	$35,942	.13*	3.20*	30.90*
July 31, 2010	14.54	.56	1.41	1.97	(.53)	—	(.53)	— [b]	15.98	13.61	32,661.25		3.56	79.09
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	— [b]	14.54	(14.28)	33,256.35		1.95	139.24
July 31, 2008	25.65	.47	(2.68)	(2.21)	(.97)	(4.69)	(5.66)	— [b]	17.78	(11.07)	46,218.34		2.18	118.18
July 31, 2007	24.30	.43	2.90	3.33	(.55)	(1.43)	(1.98)	— [b]	25.65	13.91	68,996.32		1.67	62.81
July 31, 2006	24.06	.42 [f]	1.05	1.47	(.45)	(.78)	(1.23)	— [b]	24.30	6.19	61,670.35		1.74 [f]	53.14

Class B
January 31, 2011**	$15.05	.43	1.05	1.48	(.46)	—	(.46)	—	$16.07	9.83 *	$929	.50*	2.76*	30.90*
July 31, 2010	13.75	.41	1.33	1.74	(.44)	—	(.44)	— [b]	15.05	12.65	894	1.00	2.77	79.09
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	— [b]	13.75	(14.87)	777	1.10	1.09	139.24
July 31, 2008	24.55	.28	(2.53)	(2.25)	(.81)	(4.69)	(5.50)	— [b]	16.80	(11.74)	928	1.09	1.40	118.18
July 31, 2007	23.40	.22	2.79	3.01	(.43)	(1.43)	(1.86)	— [b]	24.55	13.06	1,144	1.07	.90	62.81
July 31, 2006	23.29	.20 [f]	1.05	1.25	(.36)	(.78)	(1.14)	— [b]	23.40	5.40	717	1.10	.84 [f]	53.14

Class C
January 31, 2011**	$15.11	.45	1.03	1.48	(.48)	—	(.48)	—	$16.11	9.82 *	$428	.50*	2.83*	30.90*
July 31, 2010	13.81	.36	1.39	1.75	(.45)	—	(.45)	— [b]	15.11	12.70	334	1.00	2.43	79.09
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	— [b]	13.81	(14.88)	196	1.10	.95	139.24
July 31, 2008	24.64	.28	(2.53)	(2.25)	(.83)	(4.69)	(5.52)	— [b]	16.87	(11.74)	151	1.09	1.39	118.18
July 31, 2007	23.45	.23	2.79	3.02	(.40)	(1.43)	(1.83)	— [b]	24.64	13.07	181	1.07	.91	62.81
July 31, 2006	23.31	.18 [f]	1.07	1.25	(.33)	(.78)	(1.11)	— [b]	23.45	5.41	103	1.10	.74 [f]	53.14

Class M
January 31, 2011**	$15.26	.46	1.06	1.52	(.50)	—	(.50)	—	$16.28	10.00 *	$150	.38*	2.89*	30.90*
July 31, 2010	13.95	.48	1.33	1.81	(.50)	—	(.50)	— [b]	15.26	12.98	154.75		3.18	79.09
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	— [b]	13.95	(14.68)	94.85		1.36	139.24
July 31, 2008	24.72	.34	(2.56)	(2.22)	(.85)	(4.69)	(5.54)	— [b]	16.96	(11.53)	120.84		1.67	118.18
July 31, 2007	23.49	.29	2.80	3.09	(.43)	(1.43)	(1.86)	— [b]	24.72	13.34	295.82		1.16	62.81
July 31, 2006	23.33	.28 [f]	1.03	1.31	(.37)	(.78)	(1.15)	— [b]	23.49	5.66	264.85		1.19 [f]	53.14

Class R
January 31, 2011**	$15.09	.55	.98	1.53	(.57)	—	(.57)	—	$16.05	10.15 *	$3,207	.25*	3.51*	30.90*
July 31, 2010	13.77	.45	1.38	1.83	(.51)	—	(.51)	— [b]	15.09	13.30	1,766.50		3.01	79.09
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	— [b]	13.77	(14.49)	1,097.60		1.46	139.24
July 31, 2008	24.72	.34	(2.50)	(2.16)	(.96)	(4.69)	(5.65)	— [b]	16.91	(11.30)	697.59		1.77	118.18
July 31, 2007	23.54	.33	2.83	3.16	(.55)	(1.43)	(1.98)	— [b]	24.72	13.64	284.57		1.31	62.81
July 31, 2006	23.38	.22 [f]	1.15	1.37	(.43)	(.78)	(1.21)	— [b]	23.54	5.93	111.60		.97 [f]	53.14

Class Y
January 31, 2011**	$16.05	.55	1.12	1.67	(.61)	—	(.61)	—	$17.11	10.45 *	$13,199	—*	3.30*	30.90*
July 31, 2010	14.61	.67	1.34	2.01	(.57)	—	(.57)	— [b]	16.05	13.80	10,764	—	4.24	79.09
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	— [b]	14.61	(14.04)	11,294.10		2.48	139.24
July 31, 2008	25.77	.50	(2.67)	(2.17)	(1.04)	(4.69)	(5.73)	— [b]	17.87	(10.85)	34,366.09		2.32	118.18
July 31, 2007	24.40	.51	2.89	3.40	(.60)	(1.43)	(2.03)	— [b]	25.77	14.20	51,638.07		1.96	62.81
July 31, 2006	24.14	.47 [f]	1.07	1.54	(.50)	(.78)	(1.28)	— [b]	24.40	6.47	59,810.10		1.93 [f]	53.14

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60	61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$15.44	.47	.78	1.25	(.56)	—	(.56)	—	$16.13	8.15 *	$38,022	.13*	2.93*	29.77*
July 31, 2010	14.26	.54	1.30	1.84	(.66)	—	(.66)	— [b]	15.44	12.99	34,289.25		3.54	84.46
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— [b]	14.26	(13.00)	35,294.35		3.30	138.33
July 31, 2008	23.04	.52	(2.29)	(1.77)	(.89)	(3.37)	(4.26)	— [b]	17.01	(9.55)	53,340.34		2.58	115.17
July 31, 2007	22.04	.46	2.23	2.69	(.56)	(1.13)	(1.69)	— [b]	23.04	12.36	88,759.32		1.99	56.03
July 31, 2006	22.00	.43 [f]	.62	1.05	(.44)	(.57)	(1.01)	— [b]	22.04	4.86	81,232.35		1.93 [f]	46.91

Class B
January 31, 2011**	$14.94	.37	.78	1.15	(.44)	—	(.44)	—	$15.65	7.74 *	$754	.50*	2.43*	29.77*
July 31, 2010	13.84	.42	1.25	1.67	(.57)	—	(.57)	— [b]	14.94	12.11	695	1.00	2.87	84.46
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— [b]	13.84	(13.60)	699	1.10	2.49	138.33
July 31, 2008	22.45	.33	(2.20)	(1.87)	(.75)	(3.37)	(4.12)	— [b]	16.46	(10.26)	794	1.09	1.75	115.17
July 31, 2007	21.57	.28	2.18	2.46	(.45)	(1.13)	(1.58)	— [b]	22.45	11.53	750	1.07	1.23	56.03
July 31, 2006	21.63	.26 [f]	.62	.88	(.37)	(.57)	(.94)	— [b]	21.57	4.08	543	1.10	1.18 [f]	46.91

Class C
January 31, 2011**	$14.99	.38	.77	1.15	(.44)	—	(.44)	—	$15.70	7.71 *	$482	.50*	2.43*	29.77*
July 31, 2010	13.90	.41	1.27	1.68	(.59)	—	(.59)	— [b]	14.99	12.14	483	1.00	2.75	84.46
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— [b]	13.90	(13.62)	367	1.10	2.27	138.33
July 31, 2008	22.57	.33	(2.21)	(1.88)	(.77)	(3.37)	(4.14)	— [b]	16.55	(10.24)	236	1.09	1.77	115.17
July 31, 2007	21.61	.27	2.20	2.47	(.38)	(1.13)	(1.51)	— [b]	22.57	11.53	178	1.07	1.16	56.03
July 31, 2006	21.64	.25 [f]	.62	.87	(.33)	(.57)	(.90)	— [b]	21.61	4.06	109	1.10	1.16 [f]	46.91

Class M
January 31, 2011**	$15.16	.40	.78	1.18	(.48)	—	(.48)	—	$15.86	7.84 *	$223	.38*	2.58*	29.77*
July 31, 2010	14.02	.46	1.27	1.73	(.59)	—	(.59)	— [b]	15.16	12.38	234.75		3.08	84.46
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— [b]	14.02	(13.38)	218.85		2.81	138.33
July 31, 2008	22.57	.39	(2.22)	(1.83)	(.81)	(3.37)	(4.18)	— [b]	16.56	(10.03)	440.84		2.03	115.17
July 31, 2007	21.64	.33	2.20	2.53	(.47)	(1.13)	(1.60)	— [b]	22.57	11.82	1,056.82		1.44	56.03
July 31, 2006	21.66	.32 [f]	.61	.93	(.38)	(.57)	(.95)	— [b]	21.64	4.34	535.85		1.49 [f]	46.91

Class R
January 31, 2011**	$14.98	.59	.61	1.20	(.58)	—	(.58)	—	$15.60	8.03 *	$3,425	.25*	3.84*	29.77*
July 31, 2010	13.87	.43	1.31	1.74	(.63)	—	(.63)	— [b]	14.98	12.62	1,051.50		2.89	84.46
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— [b]	13.87	(13.19)	461.60		3.01	138.33
July 31, 2008	22.60	.40	(2.18)	(1.78)	(.88)	(3.37)	(4.25)	— [b]	16.57	(9.78)	612.59		2.17	115.17
July 31, 2007	21.67	.39	2.20	2.59	(.53)	(1.13)	(1.66)	— [b]	22.60	12.09	232.57		1.69	56.03
July 31, 2006	21.72	.39 [f]	.61	1.00	(.48)	(.57)	(1.05)	— [b]	21.67	4.62	102.60		1.81 [f]	46.91

Class Y
January 31, 2011**	$17.01	.54	.87	1.41	(.61)	—	(.61)	—	$17.81	8.29 *	$10,021	—*	3.09*	29.77*
July 31, 2010	15.65	.69	1.37	2.06	(.70)	—	(.70)	— [b]	17.01	13.21	7,976	—	4.10	84.46
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— [b]	15.65	(12.77)	9,010.10		3.72	138.33
July 31, 2008	24.83	.60	(2.49)	(1.89)	(.96)	(3.37)	(4.33)	— [b]	18.61	(9.33)	35,542.09		2.76	115.17
July 31, 2007	23.63	.56	2.38	2.94	(.61)	(1.13)	(1.74)	— [b]	24.83	12.63	52,519.07		2.26	56.03
July 31, 2006	23.49	.52 [f]	.68	1.20	(.49)	(.57)	(1.06)	— [b]	23.63	5.13	73,375.10		2.18 [f]	46.91

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62	63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$16.22	.45	.53	.98	(.59)	—	(.59)	—	$16.61	6.05 *	$35,815	.13*	2.73*	29.92*
July 31, 2010	15.25	.52	1.17	1.69	(.72)	—	(.72)	— [b]	16.22	11.20	31,451.25		3.25	89.57
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— [b]	15.25	(11.40)	46,905.35		4.58	125.81
July 31, 2008	22.61	.66	(1.96)	(1.30)	(.93)	(2.24)	(3.17)	— [b]	18.14	(6.78)	62,496.34		3.25	108.96
July 31, 2007	21.88	.58	1.67	2.25	(.58)	(.94)	(1.52)	— [b]	22.61	10.37	83,238.32		2.55	68.94
July 31, 2006	22.40	.51 [f]	.31	.82	(.53)	(.81)	(1.34)	— [b]	21.88	3.71	66,033.35		2.31 [f]	62.70

Class B
January 31, 2011**	$15.78	.37	.53	.90	(.47)	—	(.47)	—	$16.21	5.71 *	$462	.50*	2.32*	29.92*
July 31, 2010	14.88	.39	1.13	1.52	(.62)	—	(.62)	— [b]	15.78	10.30	467	1.00	2.51	89.57
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— [b]	14.88	(12.04)	548	1.10	3.68	125.81
July 31, 2008	22.05	.49	(1.91)	(1.42)	(.76)	(2.24)	(3.00)	— [b]	17.63	(7.48)	465	1.09	2.48	108.96
July 31, 2007	21.44	.40	1.63	2.03	(.48)	(.94)	(1.42)	— [b]	22.05	9.55	781	1.07	1.80	68.94
July 31, 2006	22.07	.32 [f]	.33	.65	(.47)	(.81)	(1.28)	— [b]	21.44	2.95	372	1.10	1.46 [f]	62.70

Class C
January 31, 2011**	$15.75	.37	.52	.89	(.45)	—	(.45)	—	$16.19	5.66 *	$569	.50*	2.29*	29.92*
July 31, 2010	14.88	.32	1.21	1.53	(.66)	—	(.66)	— [b]	15.75	10.33	673	1.00	2.04	89.57
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— [b]	14.88	(12.06)	261	1.10	3.78	125.81
July 31, 2008	22.09	.48	(1.90)	(1.42)	(.74)	(2.24)	(2.98)	— [b]	17.69	(7.47)	363	1.09	2.47	108.96
July 31, 2007	21.44	.39	1.62	2.01	(.42)	(.94)	(1.36)	— [b]	22.09	9.54	168	1.07	1.77	68.94
July 31, 2006	22.06	.34 [f]	.31	.65	(.46)	(.81)	(1.27)	— [b]	21.44	2.93	231	1.10	1.56 [f]	62.70

Class M
January 31, 2011**	$15.96	.38	.53	.91	(.52)	—	(.52)	—	$16.35	5.72 *	$342	.38*	2.35*	29.92*
July 31, 2010	15.02	.41	1.18	1.59	(.65)	—	(.65)	— [b]	15.96	10.65	385.75		2.56	89.57
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— [b]	15.02	(11.82)	262.85		3.75	125.81
July 31, 2008	22.23	.52	(1.90)	(1.38)	(.83)	(2.24)	(3.07)	— [b]	17.78	(7.24)	499.84		2.71	108.96
July 31, 2007	21.54	.46	1.63	2.09	(.46)	(.94)	(1.40)	— [b]	22.23	9.82	156.82		2.03	68.94
July 31, 2006	22.10	.41 [f]	.30	.71	(.46)	(.81)	(1.27)	— [b]	21.54	3.19	139.85		1.89 [f]	62.70

Class R
January 31, 2011**	$15.77	.47	.46	.93	(.59)	—	(.59)	—	$16.11	5.89 *	$2,875	.25*	2.91*	29.92*
July 31, 2010	14.88	.41	1.20	1.61	(.72)	—	(.72)	— [b]	15.77	10.86	2,011.50		2.63	89.57
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— [b]	14.88	(11.63)	846.60		3.89	125.81
July 31, 2008	22.24	.57	(1.90)	(1.33)	(.92)	(2.24)	(3.16)	— [b]	17.75	(7.02)	340.59		2.96	108.96
July 31, 2007	21.56	.49	1.66	2.15	(.53)	(.94)	(1.47)	— [b]	22.24	10.09	112.57		2.16	68.94
July 31, 2006	22.16	.61 [f]	.16	.77	(.56)	(.81)	(1.37)	— [b]	21.56	3.51	4.60		2.82 [f]	62.70

Class Y
January 31, 2011**	$16.29	.48	.52	1.00	(.64)	—	(.64)	—	$16.65	6.16 *	$6,089	—*	2.87*	29.92*
July 31, 2010	15.31	.58	1.16	1.74	(.76)	—	(.76)	— [b]	16.29	11.47	5,376	—	3.60	89.57
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— [b]	15.31	(11.16)	6,133.10		5.14	125.81
July 31, 2008	22.70	.72	(1.97)	(1.25)	(.99)	(2.24)	(3.23)	— [b]	18.22	(6.54)	27,832.09		3.47	108.96
July 31, 2007	21.96	.63	1.67	2.30	(.62)	(.94)	(1.56)	— [b]	22.70	10.64	45,725.07		2.78	68.94
July 31, 2006	22.47	.56 [f]	.32	.88	(.58)	(.81)	(1.39)	— [b]	21.96	3.97	63,487.10		2.49 [f]	62.70

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64	65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady Maturity Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [c]	(in thousands)	(%) [d,e]	net assets (%) [e]	(%)

Class A
January 31, 2011**	$15.87	.55	.07	.62	(.42)	—	(.42)	—	$16.07	3.95 *	$24,577	.13*	3.47*	27.03*
July 31, 2010	14.92	.43	.96	1.39	(.44)	—	(.44)	— [b]	15.87	9.41	10,077.25		2.71	136.48
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	—	(.89)	— [b]	14.92	(5.54)	10,812.35		6.43	137.01
July 31, 2008	19.02	.71	(1.28)	(.57)	(.78)	(.82)	(1.60)	— [b]	16.85	(3.37)	14,607.34		3.89	138.89
July 31, 2007	18.64	.66	.70	1.36	(.71)	(.27)	(.98)	— [b]	19.02	7.43	22,651.33		3.45	62.34
July 31, 2006	19.15	.58 [f]	(.23)	.35	(.61)	(.25)	(.86)	— [b]	18.64	1.82	31,206.35		3.07 [f]	61.89

Class B
January 31, 2011**	$15.90	.51	.05	.56	(.37)	—	(.37)	—	$16.09	3.53 *	$215	.50*	3.22*	27.03*
July 31, 2010	14.94	.30	.99	1.29	(.33)	—	(.33)	— [b]	15.90	8.66	42	1.00	1.91	136.48
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	—	(.79)	— [b]	14.94	(6.26)	42	1.10	5.61	137.01
July 31, 2008	19.04	.56	(1.28)	(.72)	(.62)	(.82)	(1.44)	— [b]	16.88	(4.12)	43	1.09	3.03	138.89
July 31, 2007	18.65	.52	.71	1.23	(.57)	(.27)	(.84)	— [b]	19.04	6.65	219	1.08	2.70	62.34
July 31, 2006	19.16	.44 [f]	(.24)	.20	(.46)	(.25)	(.71)	— [b]	18.65	1.06	138	1.10	2.31 [f]	61.89

Class C
January 31, 2011**	$15.93	.53	.04	.57	(.37)	—	(.37)	—	$16.13	3.57 *	$417	.50*	3.34*	27.03*
July 31, 2010	14.97	.26	1.02	1.28	(.32)	—	(.32)	— [b]	15.93	8.61	138	1.00	1.64	136.48
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	—	(.79)	— [b]	14.97	(6.25)	127	1.10	6.36	137.01
July 31, 2008	19.07	.57	(1.28)	(.71)	(.63)	(.82)	(1.45)	— [b]	16.91	(4.06)	1	1.09	3.14	138.89
July 31, 2007	18.66	.53	.69	1.22	(.54)	(.27)	(.81)	— [b]	19.07	6.62	1	1.08	2.77	62.34
July 31, 2006	19.17	.45 [f]	(.24)	.21	(.47)	(.25)	(.72)	— [b]	18.66	1.09	1	1.10	2.31 [f]	61.89

Class M
January 31, 2011**	$15.91	.38	.20	.58	(.38)	—	(.38)	—	$16.11	3.67 *	$335	.38*	2.36*	27.03*
July 31, 2010	14.95	.35	.97	1.32	(.36)	—	(.36)	— [b]	15.91	8.90	315.75		2.22	136.48
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	—	(.82)	— [b]	14.95	(6.04)	394.85		7.15	137.01
July 31, 2008	19.07	.62	(1.29)	(.67)	(.69)	(.82)	(1.51)	— [b]	16.89	(3.87)	125.84		3.54	138.89
July 31, 2007	18.64	.56	.71	1.27	(.57)	(.27)	(.84)	— [b]	19.07	6.88	14.83		2.94	62.34
July 31, 2006	19.16	.52 [f]	(.27)	.25	(.52)	(.25)	(.77)	— [b]	18.64	1.33	75.85		2.86 [f]	61.89

Class R
January 31, 2011**	$15.87	.66	(.05)	.61	(.41)	—	(.41)	—	$16.07	3.83 *	$1,432	.25*	4.19*	27.03*
July 31, 2010	14.92	.34	1.02	1.36	(.41)	—	(.41)	— [b]	15.87	9.16	193.50		2.18	136.48
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	—	(.85)	— [b]	14.92	(5.79)	77.60		6.10	137.01
July 31, 2008	19.03	.65	(1.28)	(.63)	(.73)	(.82)	(1.55)	— [b]	16.85	(3.62)	155.59		3.63	138.89
July 31, 2007	18.64	.62	.70	1.32	(.66)	(.27)	(.93)	— [b]	19.03	7.16	81.58		3.22	62.34
July 31, 2006	19.17	.54 [f]	(.25)	.29	(.57)	(.25)	(.82)	— [b]	18.64	1.56	48.60		2.97 [f]	61.89

Class Y
January 31, 2011**	$15.92	.52	.12	.64	(.44)	—	(.44)	—	$16.12	4.06 *	$5,330	—*	3.29*	27.03*
July 31, 2010	14.96	.49	.95	1.44	(.48)	—	(.48)	— [b]	15.92	9.71	2,730	—	3.13	136.48
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	—	(.92)	— [b]	14.96	(5.32)	3,239.10		6.81	137.01
July 31, 2008	19.07	.75	(1.28)	(.53)	(.82)	(.82)	(1.64)	— [b]	16.90	(3.12)	7,191.09		4.13	138.89
July 31, 2007	18.68	.71	.71	1.42	(.76)	(.27)	(1.03)	— [b]	19.07	7.70	9,729.08		3.70	62.34
July 31, 2006	19.20	.62 [f]	(.23)	.39	(.66)	(.25)	(.91)	— [b]	18.68	2.07	13,756.10		3.26 [f]	61.89

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66	67

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period November 30, 2010 (commencement of operations) to January 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/11	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06

Putnam RetirementReady 2055 Fund	23.02%	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2050 Fund	0.20	0.13%	0.06%	0.05%	0.04%	3.23%

Putnam RetirementReady 2045 Fund	0.16	0.08	0.02	0.02	0.01	0.10

Putnam RetirementReady 2040 Fund	0.16	0.08	0.02	0.01	0.01	0.08

Putnam RetirementReady 2035 Fund	0.03	0.08	0.02	0.01	0.01	0.04

Putnam RetirementReady 2030 Fund	0.03	0.08	0.02	0.01	0.01	0.02

Putnam RetirementReady 2025 Fund	0.03	0.08	0.02	0.01	0.01	0.01

Putnam RetirementReady 2020 Fund	0.03	0.08	0.01	0.01	0.01	<0.01

Putnam RetirementReady 2015 Fund	0.03	0.07	0.01	<0.01	0.01	<0.01

Putnam RetirementReady Maturity Fund	0.02	0.25	0.01	<0.01	0.00	0.05

f The net investment income ratios and per share amounts shown for the period ending July 31, 2006 may not correspond with the expected class specific differences for the period due to the timing of sales and repurchases of fund shares in relation to when distributions from the underlying Putnam funds were received.

1 For the period December 22, 2005 to July 31, 2006.

2 For the period August 1, 2005 to December 19, 2005. All class R shares for Fund 2045 and Fund 2040 were liquidated on December 19, 2005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 1/31/11 (Unaudited)

Note 1: Significant accounting policies

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam RetirementReady Maturity Fund, (collectively the funds) is a series of Putnam RetirementReady® Funds (the Trust), registered under the Investment Company Act of 1940, as amended, as a Massachusetts business trust, which is a diversified open-end investment company. On November 5, 2010 Putnam RetirementReady 2010 Fund merged into Putnam RetirementReady Maturity Fund. On November 30, 2010 Putnam RetirementReady 2055 Fund began offering each class of shares as described below. Each fund, except the Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC (Putnam Management), the funds manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam RetirementReady Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam RetirementReady Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam RetirementReady Maturity Fund.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Equity Portfolio, Putnam Asset Allocation: Growth Portfolio and Putnam Money Market Fund (the underlying Putnam Funds), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from August 1, 2010 through January 31, 2011 for each fund except Putnam RetirementReady 2055 Fund which is from November 30, 2010 (commencement of operations) through January 31, 2011.

A) Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV’s of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAV’s of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

C) Interfund lending Effective July 2010, each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

D) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’, except Putnam RetirementReady 2055 Fund, federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

At the close of the reporting period, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

RetirementReady	Loss carryover	Expiration

2050 Fund	$53,726	7/31/17

	5,858,338	7/31/18

2045 Fund	299,545	7/31/17

	11,241,172	7/31/18

2040 Fund	325,097	7/31/17

	15,062,947	7/31/18

2035 Fund	663,795	7/31/17

	23,351,384	7/31/18

2030 Fund	708,586	7/31/17

	30,855,000	7/31/18

RetirementReady	Loss carryover	Expiration

2025 Fund	$1,068,600	7/31/17

	34,914,278	7/31/18

2020 Fund	1,818,881	7/31/17

	35,051,475	7/31/18

2015 Fund	2,361,006	7/31/17

	27,338,038	7/31/18

At July 31, 2010, Putnam RetirementReady Maturity Fund had a capital loss carryover of $5,181,606 available to the extent allowed by the Code to offset future net capital gain, if any. As a result of the November 5, 2010 merger, the fund acquired $11,626,268 in capital loss carryovers from Putnam RetirementReady 2010 Fund, which are subject to limitations imposed by the Code. Of this amount, capital loss carryovers of $4,944,176 attributable to the Putnam RetirementReady 2010 Fund will be available to the extent allowed by the code to offset future net capital gain, if any. The amounts of the combined carryovers and the expiration dates are:

Loss carryover	Expiration

$350,050	7/31/16

4,930,238	7/31/17

4,845,494	7/31/18

E) Distributions to shareholders Each fund normally distributes any net investment income and any realized capital gains, annually, except the Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

			Net Unrealized	Cost for
	Unrealized	Unrealized	Appreciation/	Federal Income
RetirementReady	Appreciation	(Depreciation)	(Depreciation)	Tax Purposes

2055 Fund	$708	$(4,100)	$(3,392)	$212,379

2050 Fund	165,660	(176,034)	(10,374)	7,786,634

2045 Fund	420,979	(277,974)	143,005	15,869,451

2040 Fund	1,061,735	(325,096)	736,639	24,240,730

2035 Fund	3,094,732	(121,141)	2,973,591	33,155,103

2030 Fund	4,779,764	(27,460)	4,752,304	42,778,199

2025 Fund	3,112,652	(32,898)	3,079,754	50,784,712

2020 Fund	3,053,956	(51,700)	3,002,256	49,935,908

2015 Fund	1,247,769	(34,539)	1,213,230	44,948,009

Maturity Fund	726,357	(42,576)	683,781	31,630,176

F) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

G) Offering costs The offering costs of $109,646 are being fully amortized on a straight-line basis over a twelvemonth period. Putnam RetirementReady 2055 Fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2011 to reimburse the funds for other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the funds’ distribution plans).

During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

RetirementReady	Fees reimbursed by the Manager

2055 Fund	$19,011

2050 Fund	16,106

2045 Fund	25,085

2040 Fund	36,575

2035 Fund	11,336

2030 Fund	14,492

2025 Fund	16,767

2020 Fund	15,833

2015 Fund	13,949

Maturity Fund	4,678

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds’ at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
RetirementReady	Commissions	Commissions	CDSC	CDSC

2055 Fund	$8	$—	$—	$—

2050 Fund	497	19	115	—

2045 Fund	1,175	3	171	—

2040 Fund	3,230	34	65	—

2035 Fund	2,182	—	5	—

2030 Fund	8,780	9	511	20

2025 Fund	2,336	9	608	11

2020 Fund	2,965	3	151	—

2015 Fund	1,368	—	127	70

Maturity Fund	271	9	86	3

Total	$22,812	$86	$1,839	$104

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

RetirementReady	Purchase cost	Sale proceeds

2055 Fund	$217,810	$5,002

2050 Fund	4,165,219	3,885,987

2045 Fund	6,217,871	5,041,610

2040 Fund	9,505,371	6,883,564

2035 Fund	12,444,792	9,955,302

2030 Fund	15,048,250	10,758,652

2025 Fund	19,695,756	15,808,426

2020 Fund	20,360,625	14,505,766

2015 Fund	17,394,886	12,914,628

Maturity Fund	5,894,591	6,001,146

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2055 Fund

	For the period 11/30/10 (commencement of operations) to 1/31/11

Class A	Shares	Amount

Shares sold	13,746	$137,458

Shares issued in connection with
reinvestment of distributions	76	749

	13,822	138,207

Shares repurchased	(8)	(83)

Net increase	13,814	$138,124

	For the period 11/30/10 (commencement of operations) to 1/31/11

Class B	Shares	Amount

Shares sold	506	$5,006

Shares issued in connection with
reinvestment of distributions	75	737

	581	5,743

Shares repurchased	(1)	(15)

Net increase	580	$5,728

	For the period 11/30/10 (commencement of operations) to 1/31/11

Class C	Shares	Amount

Shares sold	—	$—

Shares issued in connection with
reinvestment of distributions	75	737

	75	737

Shares repurchased	—	—

Net increase	75	$737

	For the period 11/30/10 (commencement of operations) to 1/31/11

Class M	Shares	Amount

Shares sold	—	$—

Shares issued in connection with
reinvestment of distributions	75	739

	75	739

Shares repurchased	—	—

Net increase	75	$739

	For the period 11/30/10 (commencement of operations) to 1/31/11

Class R	Shares	Amount

Shares sold	—	$—

Shares issued in connection with
reinvestment of distributions	75	741

	75	741

Shares repurchased	—	—

Net increase	75	$741

	For the period 11/30/10 (commencement of operations) to 1/31/11

Class Y	Shares	Amount

Shares sold	246	$2,547

Shares issued in connection with
reinvestment of distributions	91	896

	337	3,443

Shares repurchased	—	—

Net increase	337	$3,443

At the close of the reporting period, a shareholder of record owned 65.10% of the outstanding shares of Putnam RetirementReady 2055 Fund.

RetirementReady 2050 Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	137,535	$1,732,730	188,093	$2,322,199

Shares issued in connection with
reinvestment of distributions	31,641	396,457	57,285	682,266

	169,176	2,129,187	245,378	3,004,465

Shares repurchased	(210,525)	(2,648,308)	(253,470)	(3,151,316)

Net decrease	(41,349)	$(519,121)	(8,092)	$(146,851)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	362	$4,535	1,617	$19,387

Shares issued in connection with
reinvestment of distributions	494	6,168	1,512	17,913

	856	10,703	3,129	37,300

Shares repurchased	(1,721)	(22,368)	(5,519)	(66,010)

Net decrease	(865)	$(11,665)	(2,390)	$(28,710)

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	539	$6,699	1,897	$23,005

Shares issued in connection with
reinvestment of distributions	410	5,086	617	7,290

	949	11,785	2,514	30,295

Shares repurchased	(13)	(170)	(719)	(9,123)

Net increase	936	$11,615	1,795	$21,172

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	815	$10,195	775	$9,426

Shares issued in connection with
reinvestment of distributions	398	4,954	575	6,810

	1,213	15,149	1,350	16,236

Shares repurchased	(3)	(44)	(5)	(49)

Net increase	1,210	$15,105	1,345	$16,187

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	11,986	$149,309	16,394	$200,325

Shares issued in connection with
reinvestment of distributions	2,972	36,857	4,075	48,127

	14,958	186,166	20,469	248,452

Shares repurchased	(6,114)	(77,918)	(7,100)	(84,587)

Net increase	8,844	$108,248	13,369	$163,865

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	28,764	$362,079	84,509	$1,008,422

Shares issued in connection with
reinvestment of distributions	12,229	153,599	24,377	290,816

	40,993	515,678	108,886	1,299,238

Shares repurchased	(25,075)	(316,062)	(106,369)	(1,272,679)

Net increase	15,918	$199,616	2,517	$26,559

At the close of the reporting period, two shareholders of record owned 7.63% and 6.41%, respectively, of the outstanding shares of Putnam RetirementReady 2050 Fund.

RetirementReady 2045 Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	98,640	$1,383,211	262,788	$3,576,571

Shares issued in connection with
reinvestment of distributions	46,780	654,453	87,073	1,154,594

	145,420	2,037,664	349,861	4,731,165

Shares repurchased	(164,615)	(2,311,449)	(435,010)	(5,942,608)

Net decrease	(19,195)	$(273,785)	(85,149)	$(1,211,443)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	2,855	$38,015	1,622	$20,790

Shares issued in connection with
reinvestment of distributions	646	8,411	1,396	17,327

	3,501	46,426	3,018	38,117

Shares repurchased	(2,945)	(38,380)	(4,496)	(56,950)

Net increase (decrease)	556	$8,046	(1,478)	$(18,833)

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	701	$8,755	1,576	$21,003

Shares issued in connection with
reinvestment of distributions	171	2,242	174	2,181

	872	10,997	1,750	23,184

Shares repurchased	(7)	(100)	(958)	(13,153)

Net increase	865	$10,897	792	$10,031

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	50	$681	50	$635

Shares issued in connection with
reinvestment of distributions	33	458	44	571

	83	1,139	94	1,206

Shares repurchased	(8)	(106)	(10)	(130)

Net increase	75	$1,033	84	$1,076

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	21,356	$311,601	28,352	$390,426

Shares issued in connection with
reinvestment of distributions	3,785	54,157	3,761	51,002

	25,141	365,758	32,113	441,428

Shares repurchased	(13,100)	(187,774)	(9,360)	(128,711)

Net increase	12,041	$177,984	22,753	$312,717

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	43,124	$700,257	96,033	$1,479,331

Shares issued in connection with
reinvestment of distributions	19,607	319,601	33,901	518,684

	62,731	1,019,858	129,934	1,998,015

Shares repurchased	(29,992)	(477,336)	(113,533)	(1,716,474)

Net increase	32,739	$542,522	16,401	$281,541

At the close of the reporting period, two shareholders of record owned 18.32% and 9.26%, respectively, of the outstanding shares of Putnam RetirementReady 2045 Fund.

RetirementReady 2040 Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	155,424	$2,341,524	364,303	$5,313,444

Shares issued in connection with
reinvestment of distributions	49,603	751,980	97,386	1,385,803

	205,027	3,093,504	461,689	6,699,247

Shares repurchased	(167,259)	(2,526,792)	(643,885)	(9,350,065)

Net increase (decrease)	37,768	$566,712	(182,196)	$(2,650,818)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	10,652	$148,354	4,089	$56,845

Shares issued in connection with
reinvestment of distributions	1,523	21,676	1,834	24,654

	12,175	170,030	5,923	81,499

Shares repurchased	(2,401)	(33,837)	(3,814)	(53,258)

Net increase	9,774	$136,193	2,109	$28,241

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	944	$13,315	3,793	$51,362

Shares issued in connection with
reinvestment of distributions	396	5,613	405	5,411

	1,340	18,928	4,198	56,773

Shares repurchased	(493)	(6,842)	(276)	(3,953)

Net increase	847	$12,086	3,922	$52,820

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	280	$4,090	2,148	$31,103

Shares issued in connection with
reinvestment of distributions	85	1,219	118	1,603

	365	5,309	2,266	32,706

Shares repurchased	(69)	(1,020)	(2,046)	(28,467)

Net increase	296	$4,289	220	$4,239

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	36,560	$573,919	54,841	$816,781

Shares issued in connection with
reinvestment of distributions	6,370	98,983	5,323	77,668

	42,930	672,902	60,164	894,449

Shares repurchased	(16,143)	(248,830)	(16,138)	(238,346)

Net increase	26,787	$424,072	44,026	$656,103

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	84,591	$1,452,296	150,552	$2,475,916

Shares issued in connection with
reinvestment of distributions	27,012	470,017	44,021	713,145

	111,603	1,922,313	194,573	3,189,061

Shares repurchased	(71,578)	(1,217,736)	(143,473)	(2,327,696)

Net increase	40,025	$704,577	51,100	$861,365

At the close of the reporting period, two shareholders of record owned 21.84% and 8.21%, respectively, of the outstanding shares of Putnam RetirementReady 2040 Fund.

RetirementReady 2035 Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	227,258	$3,392,390	432,123	$6,317,288

Shares issued in connection with
reinvestment of distributions	58,051	903,862	93,629	1,353,870

	285,309	4,296,252	525,752	7,671,158

Shares repurchased	(304,156)	(4,706,966)	(741,666)	(10,810,791)

Net decrease	(18,847)	$(410,714)	(215,914)	$(3,139,633)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	7,705	$111,512	8,101	$113,909

Shares issued in connection with
reinvestment of distributions	1,458	21,193	2,155	29,238

	9,163	132,705	10,256	143,147

Shares repurchased	(2,591)	(36,719)	(10,142)	(137,873)

Net increase	6,572	$95,986	114	$5,274

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,130	$16,181	7,165	$99,621

Shares issued in connection with
reinvestment of distributions	694	10,110	691	9,388

	1,824	26,291	7,856	109,009

Shares repurchased	(935)	(13,939)	(579)	(8,256)

Net increase	889	$12,352	7,277	$100,753

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	532	$7,885	217	$3,004

Shares issued in connection with
reinvestment of distributions	168	2,479	287	3,952

	700	10,364	504	6,956

Shares repurchased	(1,019)	(14,152)	(248)	(3,506)

Net increase (decrease)	(319)	$(3,788)	256	$3,450

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	41,652	$628,241	85,081	$1,217,845

Shares issued in connection with
reinvestment of distributions	5,496	82,718	3,791	53,146

	47,148	710,959	88,872	1,270,991

Shares repurchased	(2,993)	(44,292)	(45,900)	(653,866)

Net increase	44,155	$666,667	42,972	$617,125

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	109,887	$1,951,860	156,616	$2,570,814

Shares issued in connection with
reinvestment of distributions	27,802	495,426	40,220	661,625

	137,689	2,447,286	196,836	3,232,439

Shares repurchased	(46,861)	(818,125)	(196,121)	(3,174,756)

Net increase	90,828	$1,629,161	715	$57,683

At the close of the reporting period, two shareholders of record owned 18.87% and 7.85%, respectively, of the outstanding shares of Putnam RetirementReady 2035 Fund.

RetirementReady 2030 Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	320,640	$4,950,041	659,301	$9,645,017

Shares issued in connection with
reinvestment of distributions	60,521	953,819	81,650	1,191,275

	381,161	5,903,860	740,951	10,836,292

Shares repurchased	(308,096)	(4,785,082)	(1,045,753)	(15,234,379)

Net increase (decrease)	73,065	$1,118,778	(304,802)	$(4,398,087)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	7,214	$105,760	20,760	$288,671

Shares issued in connection with
reinvestment of distributions	1,619	24,468	2,021	28,341

	8,833	130,228	22,781	317,012

Shares repurchased	(4,779)	(70,703)	(14,873)	(206,923)

Net increase	4,054	$59,525	7,908	$110,089

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	6,042	$92,046	15,729	$225,737

Shares issued in connection with
reinvestment of distributions	918	13,897	508	7,151

	6,960	105,943	16,237	232,888

Shares repurchased	(358)	(5,334)	(661)	(9,357)

Net increase	6,602	$100,609	15,576	$223,531

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	1,803	$26,378	3,703	$51,817

Shares issued in connection with
reinvestment of distributions	1,250	18,912	1,782	25,007

	3,053	45,290	5,485	76,824

Shares repurchased	(1,369)	(20,674)	(11,813)	(166,942)

Net increase (decrease)	1,684	$24,616	(6,328)	$(90,118)

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	105,029	$1,600,893	98,881	$1,405,646

Shares issued in connection with
reinvestment of distributions	7,934	119,254	2,165	30,249

	112,963	1,720,147	101,046	1,435,895

Shares repurchased	(18,360)	(274,968)	(12,742)	(178,024)

Net increase	94,603	$1,445,179	88,304	$1,257,871

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	120,909	$2,121,490	212,750	$3,470,835

Shares issued in connection with
reinvestment of distributions	23,374	415,362	29,148	477,445

	144,283	2,536,852	241,898	3,948,280

Shares repurchased	(58,986)	(1,012,455)	(278,189)	(4,501,276)

Net increase (decrease)	85,297	$1,524,397	(36,291)	$(552,996)

At the close of the reporting period, two shareholders of record owned 13.44% and 10.14%, respectively, of the outstanding shares of Putnam RetirementReady 2030 Fund.

RetirementReady 2025 Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	407,686	$6,668,140	684,808	$10,829,468

Shares issued in connection with
reinvestment of distributions	72,578	1,223,668	74,186	1,169,913

	480,264	7,891,808	758,994	11,999,381

Shares repurchased	(415,327)	(6,929,553)	(1,001,003)	(15,849,212)

Net increase (decrease)	64,937	$962,255	(242,009)	$(3,849,831)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	6,052	$96,570	13,216	$197,330

Shares issued in connection with
reinvestment of distributions	1,641	26,127	1,653	24,680

	7,693	122,697	14,869	222,010

Shares repurchased	(9,285)	(147,087)	(12,021)	(177,989)

Net increase (decrease)	(1,592)	$(24,390)	2,848	$44,021

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	4,508	$71,374	11,306	$170,843

Shares issued in connection with
reinvestment of distributions	723	11,539	442	6,621

	5,231	82,913	11,748	177,464

Shares repurchased	(791)	(12,166)	(3,812)	(56,622)

Net increase	4,440	$70,747	7,936	$120,842

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	529	$8,586	6,301	$94,305

Shares issued in connection with
reinvestment of distributions	294	4,744	308	4,651

	823	13,330	6,609	98,956

Shares repurchased	(1,740)	(27,530)	(3,224)	(47,684)

Net increase (decrease)	(917)	$(14,200)	3,385	$51,272

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	93,735	$1,499,637	58,898	$893,526

Shares issued in connection with
reinvestment of distributions	6,998	111,130	2,790	41,632

	100,733	1,610,767	61,688	935,158

Shares repurchased	(17,892)	(284,126)	(24,311)	(362,066)

Net increase	82,841	$1,326,641	37,377	$573,092

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	111,077	$1,888,138	225,400	$3,554,580

Shares issued in connection with
reinvestment of distributions	26,510	448,550	29,575	468,166

	137,587	2,336,688	254,975	4,022,746

Shares repurchased	(36,474)	(605,745)	(357,525)	(5,604,061)

Net increase (decrease)	101,113	$1,730,943	(102,550)	$(1,581,315)

At the close of the reporting period, two shareholders of record owned 12.00% and 10.62%, respectively, of the outstanding shares of Putnam RetirementReady 2025 Fund.

RetirementReady 2020 Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	533,552	$8,461,543	781,999	$11,997,621

Shares issued in connection with
reinvestment of distributions	81,883	1,309,311	107,617	1,632,544

	615,435	9,770,854	889,616	13,630,165

Shares repurchased	(478,885)	(7,629,507)	(1,143,340)	(17,559,079)

Net increase (decrease)	136,550	$2,141,347	(253,724)	$(3,928,914)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	7,850	$118,662	17,836	$264,133

Shares issued in connection with
reinvestment of distributions	1,296	20,109	2,007	29,608

	9,146	138,771	19,843	293,741

Shares repurchased	(7,495)	(116,917)	(23,861)	(356,384)

Net increase (decrease)	1,651	$21,854	(4,018)	$(62,643)

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	5,402	$84,199	6,641	$98,269

Shares issued in connection with
reinvestment of distributions	802	12,487	1,189	17,586

	6,204	96,686	7,830	115,855

Shares repurchased	(7,739)	(118,949)	(2,031)	(30,180)

Net increase (decrease)	(1,535)	$(22,263)	5,799	$85,675

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	1,368	$21,521	3,350	$50,582

Shares issued in connection with
reinvestment of distributions	436	6,857	611	9,130

	1,804	28,378	3,961	59,712

Shares repurchased	(3,165)	(50,292)	(4,112)	(61,936)

Net decrease	(1,361)	$(21,914)	(151)	$(2,224)

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	153,676	$2,431,689	52,241	$785,876

Shares issued in connection with
reinvestment of distributions	7,734	119,643	1,716	25,305

	161,410	2,551,332	53,957	811,181

Shares repurchased	(12,035)	(188,749)	(17,084)	(255,470)

Net increase	149,375	$2,362,583	36,873	$555,711

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	97,455	$1,738,181	162,191	$2,740,089

Shares issued in connection with
reinvestment of distributions	17,917	316,238	24,018	401,107

	115,372	2,054,419	186,209	3,141,196

Shares repurchased	(21,594)	(376,733)	(293,114)	(4,860,729)

Net increase (decrease)	93,778	$1,677,686	(106,905)	$(1,719,533)

At the close of the reporting period, two shareholders of record owned 9.89% and 9.53%, respectively, of the outstanding shares of Putnam RetirementReady 2020 Fund.

RetirementReady 2015 Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	503,192	$8,315,203	666,973	$10,770,576

Shares issued in connection with
reinvestment of distributions	72,069	1,188,416	136,213	2,169,874

	575,261	9,503,619	803,186	12,940,450

Shares repurchased	(357,912)	(5,934,454)	(1,939,313)	(31,068,030)

Net increase (decrease)	217,349	$3,569,165	(1,136,127)	$(18,127,580)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	2,541	$40,988	9,775	$154,363

Shares issued in connection with
reinvestment of distributions	795	12,807	1,329	20,696

	3,336	53,795	11,104	175,059

Shares repurchased	(4,469)	(71,918)	(18,317)	(287,431)

Net decrease	(1,133)	$(18,123)	(7,213)	$(112,372)

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	4,446	$71,542	29,933	$461,973

Shares issued in connection with
reinvestment of distributions	677	10,897	1,208	18,779

	5,123	82,439	31,141	480,752

Shares repurchased	(12,703)	(206,319)	(5,983)	(93,250)

Net increase (decrease)	(7,580)	$(123,880)	25,158	$387,502

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	3,085	$49,938	33,831	$537,361

Shares issued in connection with
reinvestment of distributions	648	10,530	642	10,089

	3,733	60,468	34,473	547,450

Shares repurchased	(6,947)	(112,767)	(27,759)	(445,378)

Net increase (decrease)	(3,214)	$(52,299)	6,714	$102,072

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	60,250	$986,799	93,428	$1,483,397

Shares issued in connection with
reinvestment of distributions	6,529	104,459	3,718	57,709

	66,779	1,091,258	97,146	1,541,106

Shares repurchased	(15,878)	(254,565)	(26,481)	(421,179)

Net increase	50,901	$836,693	70,665	$1,119,927

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	45,300	$764,561	121,104	$1,953,280

Shares issued in connection with
reinvestment of distributions	13,241	218,882	18,307	292,539

	58,541	983,443	139,411	2,245,819

Shares repurchased	(22,931)	(381,151)	(209,914)	(3,364,576)

Net increase (decrease)	35,610	$602,292	(70,503)	$(1,118,757)

At the close of the reporting period, three shareholders of record owned 12.97%, 6.70% and 6.68%, respectively, of the outstanding shares of Putnam RetirementReady 2015 Fund.

RetirementReady Maturity Fund

	Six months ended 1/31/11		Year ended 7/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	152,017	$2,451,182	305,060	$4,789,097

Shares issued in connection with
reinvestment of distributions	38,693	618,987	20,355	318,430

Shares issues in connection with the
merger of Putnam RetirementReady
2010 Fund	932,080	15,192,189	—	—

	1,122,790	18,262,358	325,415	5,107,527

Shares repurchased	(228,716)	(3,678,562)	(415,360)	(6,536,553)

Net increase (decrease)	894,074	$14,583,796	(89,945)	$(1,429,026)

	Six months ended 1/31/11		Year ended 7/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	2,536	$40,340	—	$—

Shares issued in connection with
reinvestment of distributions	239	3,812	57	893

Shares issues in connection with the
merger of Putnam RetirementReady
2010 Fund	8,578	139,970	—	—

	11,353	184,122	57	893

Shares repurchased	(617)	(9,966)	(228)	(3,600)

Net increase (decrease)	10,736	$174,156	(171)	$(2,707)

	Six months ended 1/31/11		Year ended 7/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	7,042	$115,015	5,793	$91,982

Shares issued in connection with
reinvestment of distributions	641	10,296	110	1,727

Shares issues in connection with the
merger of Putnam RetirementReady
2010 Fund	18,510	302,719	—	—

	26,193	428,030	5,903	93,709

Shares repurchased	(9,008)	(146,439)	(5,732)	(89,415)

Net increase	17,185	$281,591	171	$4,294

	Six months ended 1/31/11		Year ended 7/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	1,057	$17,152	3,345	$52,408

Shares issued in connection with
reinvestment of distributions	488	7,815	516	8,087

Shares issues in connection with the
merger of Putnam RetirementReady
2010 Fund	5,199	84,939	—	—

	6,744	109,906	3,861	60,495

Shares repurchased	(5,738)	(92,801)	(10,416)	(163,646)

Net increase (decrease)	1,006	$17,105	(6,555)	$(103,151)

	Six months ended 1/31/11		Year ended 7/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	39,047	$631,418	10,355	$164,130

Shares issued in connection with
reinvestment of distributions	2,379	38,053	166	2,606

Shares issues in connection with the
merger of Putnam RetirementReady
2010 Fund	57,602	938,569	—	—

	99,028	1,608,040	10,521	166,736

Shares repurchased	(22,069)	(355,111)	(3,520)	(56,118)

Net increase	76,959	$1,252,929	7,001	$110,618

	Six months ended 1/31/11		Year ended 7/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	25,713	$415,185	47,532	$748,866

Shares issued in connection with
reinvestment of distributions	8,445	135,514	6,451	101,222

Shares issues in connection with the
merger of Putnam RetirementReady
2010 Fund	144,487	2,361,937	—	—

	178,645	2,912,636	53,983	850,088

Shares repurchased	(19,567)	(316,874)	(99,015)	(1,558,533)

Net increase (decrease)	159,078	$2,595,762	(45,032)	$(708,445)

At the close of the reporting period, three shareholders of record owned 8.91%, 7.41% and 5.80%, respectively, of the outstanding shares of Putnam RetirementReady Maturity Fund.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Value at
RetirementReady	Shares owned	shares outstanding	1/31/11

2055 Fund class A	1,076	7.30%	$10,728

2055 Fund class B	1,075	68.00%	10,707

2055 Fund class C	1,075	100.00%	10,711

2055 Fund class M	1,075	100.00%	10,715

2055 Fund class R	1,075	100.00%	10,720

2055 Fund class Y	1,076	80.50%	10,728

2050 Fund class M	95	1.60%	1,194

2045 Fund class C	7	0.30%	97

2045 Fund class M	66	12.40%	916

		Percentage of	Value at
RetirementReady	Shares owned	shares outstanding	1/31/11

2040 Fund class M	7	0.40%	$ 99

Maturity Fund class C	70	0.30%	1,129

Note 5: Initial capitalization and offering of shares

Putnam RetirementReady 2055 Fund was established as a series of the Trust on November 30, 2010. Prior to November 30, 2010, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	$10,000	1,000

Class C	$10,000	1,000

Class M	$10,000	1,000

Class R	$10,000	1,000

Class Y	$10,000	1,000

Note 6: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2055 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,072	$24	$4	$1,045

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	4,706	103	37	4,597

Putnam Absolute Return 700 Fund	16,069	352	167	15,684

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	160,979	3,701	1,118	153,207

Putnam Asset Allocation: Growth Portfolio	33,918	766	380	33,443

Putnam Money Market Fund	1,066	56	—	1,011

Totals	$217,810	$5,002	$1,706	$208,987

Market values are shown for those securities affiliated at period end.

RetirementReady 2050 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$37,744	$25,215	$774	$53,943

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	103,942	89,546	4,843	170,182

Putnam Absolute Return 700 Fund	368,532	319,579	21,662	580,721

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	3,110,301	2,831,682	154,146	5,693,642

Putnam Asset Allocation: Growth Portfolio	512,540	592,617	52,425	1,243,817

Putnam Money Market Fund	32,160	27,348	14	33,955

Totals	$4,165,219	$3,885,987	$233,864	$7,776,260

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$104,546	$48,050	$2,513	$190,479

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	159,600	111,621	9,169	350,539

Putnam Absolute Return 700 Fund	547,773	384,638	41,014	1,195,976

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	3,612,323	3,231,098	232,380	9,400,406

Putnam Asset Allocation: Growth Portfolio	1,745,647	1,231,180	185,233	4,803,343

Putnam Money Market Fund	47,982	35,023	10	71,713

Totals	$6,217,871	$5,041,610	$470,319	$16,012,456

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$245,424	$106,626	$6,441	$495,298

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	245,659	145,978	14,100	546,890

Putnam Absolute Return 700 Fund	844,588	505,077	63,069	1,865,831

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	4,087,228	3,496,367	246,404	10,213,764

Putnam Asset Allocation: Growth Portfolio	4,008,344	2,580,783	441,927	11,743,046

Putnam Money Market Fund	74,128	48,733	4	112,540

Totals	$9,505,371	$6,883,564	$771,945	$24,977,369

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$347,145	$179,611	$11,726	$896,243

Putnam Absolute Return 300 Fund	—	—	—	—

Putnam Absolute Return 500 Fund	672,571	304,541	33,610	1,295,376

Putnam Absolute Return 700 Fund	1,238,108	691,525	98,001	2,880,687

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	2,357,176	3,583,393	146,832	6,015,256

Putnam Asset Allocation: Growth Portfolio	7,534,065	5,072,579	936,468	24,593,432

Putnam Money Market Fund	295,727	123,653	58	447,700

Totals	$12,444,792	$9,955,302	$1,226,695	$36,128,694

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$441,400	$194,617	$15,169	$1,180,181

Putnam Absolute Return 300 Fund	320,489	89,474	16,264	568,497

Putnam Absolute Return 500 Fund	1,065,954	458,400	60,363	2,369,008

Putnam Absolute Return 700 Fund	2,113,654	967,107	166,326	4,978,270

Putnam Asset Allocation: Balanced Portfolio	2,035,162	750,874	138,451	4,754,115

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	79,569	1,619,332	—	—

Putnam Asset Allocation: Growth Portfolio	8,351,579	6,416,727	1,205,307	32,387,268

Putnam Money Market Fund	640,443	262,121	350	1,293,164

Totals	$15,048,250	$10,758,652	$1,602,230	$47,530,503

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$785,639	$357,112	$25,840	$1,928,361

Putnam Absolute Return 300 Fund	1,196,124	427,521	70,551	2,365,150

Putnam Absolute Return 500 Fund	1,304,806	704,356	85,703	3,225,505

Putnam Absolute Return 700 Fund	2,946,498	1,581,728	251,145	7,208,621

Putnam Asset Allocation: Balanced Portfolio	8,226,867	4,100,053	667,464	21,574,791

Putnam Asset Allocation: Conservative Portfolio	—	—	—	—

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	4,474,519	8,231,880	612,429	15,723,964

Putnam Money Market Fund	761,303	405,776	275	1,838,074

Totals	$19,695,756	$15,808,426	$1,713,407	$53,864,466

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,038,280	$485,874	$32,736	$2,477,807

Putnam Absolute Return 300 Fund	2,075,146	858,077	130,661	4,443,706

Putnam Absolute Return 500 Fund	2,548,974	1,208,177	138,567	5,290,947

Putnam Absolute Return 700 Fund	2,962,692	1,682,032	249,081	7,253,672

Putnam Asset Allocation: Balanced Portfolio	8,746,925	6,240,986	881,006	28,396,309

Putnam Asset Allocation: Conservative Portfolio	1,720,655	482,980	69,084	2,636,713

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	198,369	3,005,069	—	—

Putnam Money Market Fund	1,069,584	542,571	346	2,439,010

Totals	$20,360,625	$14,505,766	$1,501,481	$52,938,164

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$1,007,165	$511,888	$35,901	$2,762,779

Putnam Absolute Return 300 Fund	2,327,861	1,068,427	168,433	5,821,809

Putnam Absolute Return 500 Fund	4,164,202	2,016,894	238,153	9,243,229

Putnam Absolute Return 700 Fund	1,369,145	1,398,830	135,933	4,023,787

Putnam Asset Allocation: Balanced Portfolio	3,464,739	5,526,138	382,199	11,590,338

Putnam Asset Allocation: Conservative Portfolio	4,018,380	1,826,078	279,371	9,995,174

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Money Market Fund	1,043,394	566,373	466	2,724,123

Totals	$17,394,886	$12,914,628	$1,240,456	$46,161,239

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Absolute Return 100 Fund	$536,001	$489,748	$40,676	$2,904,928

Putnam Absolute Return 300 Fund	1,260,558	1,149,542	211,296	6,802,728

Putnam Absolute Return 500 Fund	1,898,261	1,860,096	268,623	9,718,966

Putnam Absolute Return 700 Fund	—	—	—	—

Putnam Asset Allocation: Balanced Portfolio	—	—	—	—

Putnam Asset Allocation: Conservative Portfolio	1,837,421	2,148,081	278,822	10,978,216

Putnam Asset Allocation: Equity Portfolio	—	—	—	—

Putnam Asset Allocation: Growth Portfolio	—	—	—	—

Putnam Money Market Fund	362,350	353,679	202	1,909,119

Totals	$5,894,591	$6,001,146	$799,619	$32,313,957

Market values are shown for those securities affiliated at period end.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 8: Acquisition of Putnam RetirementReady 2010 Fund

On November 8, 2010, Putnam RetirementReady Maturity Fund issued 932,080, 8,578, 18,510, 5,199, 57,602 and 144,487 class A, class B, class C, class M, class R and class Y shares, respectively, for 990,361, 9,336, 20,437, 5,624, 62,930, and 145,283 class A, class B, class C, class M, class R and class Y shares of Putnam RetirementReady 2010 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially similar investment objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam RetirementReady 2010 Fund,with a fair value of $19,025,161 and an identified cost of $18,067,646 at November 5, 2010, was the principal asset acquired by Putnam RetirementReady Maturity Fund. The net assets of Putnam RetirementReady Maturity Fund and Putnam RetirementReady 2010 Fund on November 5, 2010, were $13,900,864 and $19,020,323, respectively. On November 5, 2010, Putnam RetirementReady 2010 Fund had accumulated net investment loss of $5,304, accumulated net realized loss of $11,649,678 and unrealized appreciation of $957,515. The aggregate net assets of Putnam RetirementReady Maturity Fund immediately following the acquisition were $32,921,187.

Assuming the acquisition had been completed on August 1, 2010, the fund’s pro forma results of operations for the reporting period are as follows:

Net investment Income	$823,109
Net gain on investments	$465,426
Net increase in net assets resulting from operations	$1,288,535

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2010 Fund that have been included in Putnam RetirementReady Maturity Funds statement of operations for the current fiscal period.

Note 9: Market and credit risk

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Value
Growth Opportunities Fund	Convertible Securities Fund
International Growth Fund	Prior to September 30, 2010, the fund was known as
Prior to January 1, 2010, the fund was known as	Putnam Convertible Income-Growth Trust
Putnam International New Opportunities Fund	Equity Income Fund
Multi-Cap Growth Fund	George Putnam Balanced Fund
Prior to September 1, 2010, the fund was known as	Prior to September 30, 2010, the fund was known as
Putnam New Opportunities Fund	The George Putnam Fund of Boston
Small Cap Growth Fund	The Putnam Fund for Growth and Income
Voyager Fund	International Value Fund
Prior to January 1, 2010, the fund was known as
Blend	Putnam International Growth and Income Fund
Asia Pacific Equity Fund	Multi-Cap Value Fund
Capital Opportunities Fund	Prior to September 1, 2010, the fund was known as
Capital Spectrum Fund	Putnam Mid Cap Value Fund
Emerging Markets Equity Fund	Small Cap Value Fund
Equity Spectrum Fund
Europe Equity Fund	Income
Global Equity Fund	American Government Income Fund
International Capital Opportunities Fund	Diversified Income Trust
International Equity Fund	Floating Rate Income Fund
Investors Fund	Global Income Trust
Multi-Cap Core Fund	High Yield Advantage Fund
Research Fund	High Yield Trust
Income Fund
Money Market Fund*
U.S. Government Income Trust

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Tax-free income	Asset allocation
AMT-Free Municipal Fund	Income Strategies Fund
Tax Exempt Income Fund	Putnam Asset Allocation Funds — three
Tax Exempt Money Market Fund*	investment portfolios that spread your
Tax-Free High Yield Fund	money across a variety of stocks, bonds,
and money market investments.
State tax-free income funds:
Arizona, California, Massachusetts, Michigan,	The three portfolios:
Minnesota, New Jersey, New York, Ohio,	Asset Allocation: Balanced Portfolio
and Pennsylvania	Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
Absolute Return
Absolute Return 100 Fund	Putnam RetirementReady®
Absolute Return 300 Fund	Putnam RetirementReady Funds — 10
Absolute Return 500 Fund	investment portfolios that offer diversifi-
Absolute Return 700 Fund	cation among stocks, bonds, and money
market instruments and adjust to become
Global Sector	more conservative over time based on a
Global Consumer Fund	target date for withdrawing assets.
Global Energy Fund
Global Financials Fund	The 10 funds:
Global Health Care Fund	Putnam RetirementReady 2055 Fund
Global Industrials Fund	Putnam RetirementReady 2050 Fund
Global Natural Resources Fund	Putnam RetirementReady 2045 Fund
Global Sector Fund	Putnam RetirementReady 2040 Fund
Global Technology Fund	Putnam RetirementReady 2035 Fund
Global Telecommunications Fund	Putnam RetirementReady 2030 Fund
Global Utilities Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady Maturity Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Kenneth R. Leibler	Mark C. Trenchard
Putnam Investment	Robert E. Patterson	Vice President and
Management, LLC	George Putnam, III	BSA Compliance Officer
One Post Office Square	Robert L. Reynolds
Boston, MA 02109	W. Thomas Stephens	Francis J. McNamara, III
Vice President and
Investment Sub-Manager	Officers	Chief Legal Officer
Putnam Investments Limited	Robert L. Reynolds
57–59 St James’s Street	President	James P. Pappas
London, England SW1A 1LD		Vice President
Jonathan S. Horwitz
Marketing Services	Executive Vice President,	Judith Cohen
Putnam Retail Management	Principal Executive	Vice President, Clerk and
One Post Office Square	Officer, Treasurer and	Assistant Treasurer
Boston, MA 02109	Compliance Liaison
Michael Higgins
Custodian	Steven D. Krichmar	Vice President, Senior Associate
State Street Bank	Vice President and	Treasurer and Assistant Clerk
and Trust Company	Principal Financial Officer
Nancy E. Florek
Legal Counsel	Janet C. Smith	Vice President, Assistant Clerk,
Ropes & Gray LLP	Vice President, Assistant	Assistant Treasurer and
	Treasurer and Principal	Proxy Manager
Trustees	Accounting Officer
John A. Hill, Chairman		Susan G. Malloy
Jameson A. Baxter,	Beth S. Mazor	Vice President and
Vice Chairman	Vice President	Assistant Treasurer
Ravi Akhoury
Barbara M. Baumann	Robert R. Leveille
Charles B. Curtis	Vice President and
Robert J. Darretta	Chief Compliance Officer
Paul L. Joskow

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, or a summary prospectus if available, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

INVESTING FOR OVER 70 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

SA097 267021 3/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: March 31, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 31, 2011